UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of March 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
	Consumer Discretionary — 6.7%
	Distributors — 1.1%
2,088	Genuine Parts Co.	187,604

	Hotels, Restaurants & Leisure — 1.9%
998	McDonald’s Corp.	156,094
1,441	Starbucks Corp.	83,398
662	Wyndham Worldwide Corp.	75,793

		315,285

	Media — 1.3%
5,430	Comcast Corp., Class A	185,556
414	Time Warner, Inc.	39,177

		224,733

	Specialty Retail — 2.1%
1,960	Home Depot, Inc. (The)	349,359

	Textiles, Apparel & Luxury Goods — 0.3%
647	VF Corp.	47,964

	Total Consumer Discretionary	1,124,945

	Consumer Staples — 8.7%
	Beverages — 2.8%
1,569	Coca-Cola Co. (The)	68,159
1,317	Dr Pepper Snapple Group, Inc.	155,851
1,532	Molson Coors Brewing Co., Class B	115,423
1,172	PepsiCo, Inc.	127,973

		467,406

	Food & Staples Retailing — 1.3%
1,666	CVS Health Corp.	103,630
1,788	Walgreens Boots Alliance, Inc.	117,029

		220,659

	Food Products — 1.7%
1,455	Kraft Heinz Co. (The)	90,653
4,383	Mondelez International, Inc., Class A	182,916

		273,569

	Household Products — 0.3%
471	Kimberly-Clark Corp.	51,855

	Tobacco — 2.6%
3,637	Altria Group, Inc.	226,641
2,116	Philip Morris International, Inc.	210,365

		437,006

	Total Consumer Staples	1,450,495

	Energy — 8.8%
	Energy Equipment & Services — 0.6%
1,620	Schlumberger Ltd.	104,929

	Oil, Gas & Consumable Fuels — 8.2%
4,051	Chevron Corp.	461,989
5,525	ConocoPhillips	327,576
2,065	Exxon Mobil Corp.	154,076
5,551	Occidental Petroleum Corp.	360,593
612	Valero Energy Corp.	56,747

		1,360,981

	Total Energy	1,465,910

	Financials — 29.7%
	Banks — 12.0%
19,806	Bank of America Corp.	593,986
3,890	BB&T Corp.	202,423
968	Cullen/Frost Bankers, Inc.	102,631
443	M&T Bank Corp.	81,614
3,172	PNC Financial Services Group, Inc. (The)	479,807
3,590	US Bancorp	181,285
7,053	Wells Fargo & Co.	369,652

		2,011,398

	Capital Markets — 7.9%
530	Ameriprise Financial, Inc.	78,472
743	BlackRock, Inc.	402,407
2,529	CME Group, Inc.	409,074
1,651	Northern Trust Corp.	170,304
265	S&P Global, Inc.	50,589
1,865	T. Rowe Price Group, Inc.	201,405

		1,312,251

	Consumer Finance — 1.8%
1,838	Capital One Financial Corp.	176,142
1,730	Discover Financial Services	124,416

		300,558

	Insurance — 8.0%
1,573	Arthur J Gallagher & Co.	108,078
1,136	Chubb Ltd.	155,432
943	Cincinnati Financial Corp.	70,052
4,782	Hartford Financial Services Group, Inc. (The)	246,367
3,409	MetLife, Inc.	156,425
1,660	Progressive Corp. (The)	101,170
1,582	Prudential Financial, Inc.	163,801
2,408	Travelers Cos., Inc. (The)	334,407

		1,335,732

	Total Financials	4,959,939

	Health Care — 10.4%
	Biotechnology — 0.6%
1,372	Gilead Sciences, Inc.	103,410

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — 2.0%
2,745	Abbott Laboratories	164,452
815	Becton Dickinson and Co.	176,546

		340,998

	Pharmaceuticals — 7.8%
3,287	Bristol-Myers Squibb Co.	207,898
1,971	Eli Lilly & Co.	152,492
2,631	Johnson & Johnson	337,188
6,295	Merck & Co., Inc.	342,899
7,278	Pfizer, Inc.	258,286

		1,298,763

	Total Health Care	1,743,171

	Industrials — 10.6%
	Aerospace & Defense — 1.5%
1,170	General Dynamics Corp.	258,504

	Commercial Services & Supplies — 1.3%
3,339	Republic Services, Inc.	221,161

	Industrial Conglomerates — 1.7%
544	3M Co.	119,455
1,096	Honeywell International, Inc.	158,401

		277,856

	Machinery — 4.1%
2,554	Dover Corp.	250,847
1,669	Illinois Tool Works, Inc.	261,517
208	Snap-on, Inc.	30,633
964	Stanley Black & Decker, Inc.	147,631

		690,628

	Road & Rail — 2.0%
949	Norfolk Southern Corp.	128,795
1,465	Union Pacific Corp.	196,990

		325,785

	Total Industrials	1,773,934

	Information Technology — 11.5%
	IT Services — 2.1%
553	Accenture plc, Class A	84,826
809	Automatic Data Processing, Inc.	91,780
1,759	Fidelity National Information Services, Inc.	169,424

		346,030

	Semiconductors & Semiconductor Equipment — 4.5%
2,790	Analog Devices, Inc.	254,251
892	KLA-Tencor Corp.	97,202
1,169	QUALCOMM, Inc.	64,771
3,243	Texas Instruments, Inc.	336,942

		753,166

	Software — 2.7%
4,853	Microsoft Corp.	442,935

	Technology Hardware, Storage & Peripherals — 2.2%
2,224	Apple, Inc.	373,087

	Total Information Technology	1,915,218

	Materials — 3.6%
	Chemicals — 3.6%
1,069	Air Products & Chemicals, Inc.	170,051
2,213	DowDuPont, Inc.	141,020
226	International Flavors & Fragrances, Inc.	30,935
1,664	PPG Industries, Inc.	185,755
1,554	RPM International, Inc.	74,068

	Total Materials	601,829

	Real Estate — 2.8%
	Equity Real Estate Investment Trusts (REITs) — 2.8%
399	Alexandria Real Estate Equities, Inc.	49,832
900	AvalonBay Communities, Inc.	147,992
616	Boston Properties, Inc.	75,919
1,282	Simon Property Group, Inc.	197,890

	Total Real Estate	471,633

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
4,738	Verizon Communications, Inc.	226,581

	Utilities — 3.4%
	Electric Utilities — 2.0%
1,160	NextEra Energy, Inc.	189,395
3,288	Xcel Energy, Inc.	149,545

		338,940

	Multi-Utilities — 1.4%
2,724	CMS Energy Corp.	123,390
248	DTE Energy Co.	25,931
3,454	NiSource, Inc.	82,594

		231,915

	Total Utilities	570,855

	Total Common Stocks (Cost $11,970,632)	16,304,510

Short-Term Investment — 2.4%
	Investment Company — 2.4%
393,639	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $393,639)	393,639

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 99.9% (Cost $12,364,271)	16,698,149
	Other Assets in Excess of Liabilities — 0.1%	9,808

	NET ASSETS — 100.0%	$16,707,957

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,698,149	$—	$—	$16,698,149

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
	Consumer Discretionary — 12.6%
	Auto Components — 0.2%
38	Aptiv plc	3,191
28	BorgWarner, Inc.	1,405
34	Goodyear Tire & Rubber Co. (The)	902

		5,498

	Automobiles — 0.4%
551	Ford Motor Co.	6,109
178	General Motors Co.	6,483
24	Harley-Davidson, Inc.	1,020

		13,612

	Distributors — 0.1%
21	Genuine Parts Co.	1,862
44	LKQ Corp. (a)	1,660

		3,522

	Diversified Consumer Services — 0.0% (g)
30	H&R Block, Inc.	751

	Hotels, Restaurants & Leisure — 1.8%
57	Carnival Corp.	3,762
3	Chipotle Mexican Grill, Inc. (a)	1,122
17	Darden Restaurants, Inc.	1,488
29	Hilton Worldwide Holdings, Inc.	2,250
42	Marriott International, Inc., Class A	5,768
113	McDonald’s Corp.	17,613
72	MGM Resorts International	2,522
29	Norwegian Cruise Line Holdings Ltd. (a)	1,543
24	Royal Caribbean Cruises Ltd.	2,845
199	Starbucks Corp.	11,494
14	Wyndham Worldwide Corp.	1,612
11	Wynn Resorts Ltd.	2,070
47	Yum Brands, Inc.	3,999

		58,088

	Household Durables — 0.4%
48	DR Horton, Inc.	2,119
16	Garmin Ltd.	921
19	Leggett & Platt, Inc.	829
39	Lennar Corp., Class A	2,274
9	Mohawk Industries, Inc. (a)	2,075
69	Newell Brands, Inc.	1,747
37	PulteGroup, Inc.	1,098
10	Whirlpool Corp.	1,529

		12,592

	Internet & Direct Marketing Retail — 3.7%
57	Amazon.com, Inc. (a)	82,164
7	Booking Holdings, Inc. (a)	14,334
17	Expedia, Inc.	1,908
61	Netflix, Inc. (a)	18,108
15	TripAdvisor, Inc. (a)	627

		117,141

	Leisure Products — 0.1%
16	Hasbro, Inc.	1,346
49	Mattel, Inc.	639

		1,985

	Media — 2.5%
49	CBS Corp. (Non-Voting), Class B	2,506
26	Charter Communications, Inc., Class A (a)	8,180
655	Comcast Corp., Class A	22,376
22	Discovery Communications, Inc., Class A (a)	471
43	Discovery Communications, Inc., Class C (a)	842
32	DISH Network Corp., Class A (a)	1,221
54	Interpublic Group of Cos., Inc. (The)	1,251
54	News Corp., Class A	855
17	News Corp., Class B	277
33	Omnicom Group, Inc.	2,364
110	Time Warner, Inc.	10,421
149	Twenty-First Century Fox, Inc., Class A	5,463
62	Twenty-First Century Fox, Inc., Class B	2,257
50	Viacom, Inc., Class B	1,549
212	Walt Disney Co. (The)	21,338

		81,371

	Multiline Retail — 0.5%
36	Dollar General Corp.	3,410
33	Dollar Tree, Inc. (a)	3,179
24	Kohl’s Corp.	1,555
43	Macy’s, Inc.	1,281
17	Nordstrom, Inc.	799
77	Target Corp.	5,332

		15,556

	Specialty Retail — 2.2%
10	Advance Auto Parts, Inc.	1,239
4	AutoZone, Inc. (a)	2,497
36	Best Buy Co., Inc.	2,515

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
26	CarMax, Inc. (a)	1,583
17	Foot Locker, Inc.	780
31	Gap, Inc. (The)	960
165	Home Depot, Inc. (The)	29,407
35	L Brands, Inc.	1,326
117	Lowe’s Cos., Inc.	10,290
12	O’Reilly Automotive, Inc. (a)	2,924
54	Ross Stores, Inc.	4,210
14	Tiffany & Co.	1,406
89	TJX Cos., Inc. (The)	7,286
18	Tractor Supply Co.	1,114
8	Ulta Beauty, Inc. (a)	1,672

		69,209

	Textiles, Apparel & Luxury Goods — 0.7%
51	Hanesbrands, Inc.	937
21	Michael Kors Holdings Ltd. (a)	1,334
183	NIKE, Inc., Class B	12,183
11	PVH Corp.	1,646
8	Ralph Lauren Corp.	875
40	Tapestry, Inc.	2,117
26	Under Armour, Inc., Class A (a)	428
26	Under Armour, Inc., Class C (a)	374
47	VF Corp.	3,448

		23,342

	Total Consumer Discretionary	402,667

	Consumer Staples — 7.6%
	Beverages — 1.9%
37	Brown-Forman Corp., Class B	2,010
542	Coca-Cola Co. (The)	23,558
24	Constellation Brands, Inc., Class A	5,519
25	Dr Pepper Snapple Group, Inc.	3,006
26	Molson Coors Brewing Co., Class B	1,968
58	Monster Beverage Corp. (a)	3,342
201	PepsiCo, Inc.	21,931

		61,334

	Food & Staples Retailing — 1.7%
62	Costco Wholesale Corp.	11,690
143	CVS Health Corp.	8,917
125	Kroger Co. (The)	2,981
68	Sysco Corp.	4,068
120	Walgreens Boots Alliance, Inc.	7,880
205	Walmart, Inc.	18,246

		53,782

	Food Products — 1.1%
79	Archer-Daniels-Midland Co.	3,427
27	Campbell Soup Co.	1,177
57	Conagra Brands, Inc.	2,088
80	General Mills, Inc.	3,623
20	Hershey Co. (The)	1,969
38	Hormel Foods Corp.	1,310
16	JM Smucker Co. (The)	1,990
35	Kellogg Co.	2,286
84	Kraft Heinz Co. (The)	5,256
17	McCormick & Co., Inc. (Non-Voting)	1,820
210	Mondelez International, Inc., Class A	8,769
42	Tyson Foods, Inc., Class A	3,077

		36,792

	Household Products — 1.5%
34	Church & Dwight Co., Inc.	1,736
18	Clorox Co. (The)	2,434
124	Colgate-Palmolive Co.	8,864
50	Kimberly-Clark Corp.	5,457
356	Procter & Gamble Co. (The)	28,237

		46,728

	Personal Products — 0.2%
67	Coty, Inc., Class A	1,221
32	Estee Lauder Cos., Inc. (The), Class A	4,750

		5,971

	Tobacco — 1.2%
269	Altria Group, Inc.	16,733
219	Philip Morris International, Inc.	21,811

		38,544

	Total Consumer Staples	243,151

	Energy — 5.7%
	Energy Equipment & Services — 0.8%
60	Baker Hughes a GE Co.	1,658
123	Halliburton Co.	5,787
15	Helmerich & Payne, Inc.	1,024
54	National Oilwell Varco, Inc.	1,976
196	Schlumberger Ltd.	12,666
62	TechnipFMC plc, (United Kingdom)	1,824

		24,935

	Oil, Gas & Consumable Fuels — 4.9%
77	Anadarko Petroleum Corp.	4,670
20	Andeavor	2,010

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
54	Apache Corp.	2,074
65	Cabot Oil & Gas Corp.	1,561
270	Chevron Corp.	30,778
13	Cimarex Energy Co.	1,261
21	Concho Resources, Inc. (a)	3,166
166	ConocoPhillips	9,839
74	Devon Energy Corp.	2,363
82	EOG Resources, Inc.	8,606
35	EQT Corp.	1,643
599	Exxon Mobil Corp.	44,665
38	Hess Corp.	1,915
268	Kinder Morgan, Inc.	4,037
120	Marathon Oil Corp.	1,936
67	Marathon Petroleum Corp.	4,900
28	Newfield Exploration Co. (a)	689
70	Noble Energy, Inc.	2,107
108	Occidental Petroleum Corp.	7,022
58	ONEOK, Inc.	3,302
59	Phillips 66	5,690
24	Pioneer Natural Resources Co.	4,133
32	Range Resources Corp.	465
61	Valero Energy Corp.	5,677
117	Williams Cos., Inc. (The)	2,906

		157,415

	Total Energy	182,350

	Financials — 14.6%
	Banks — 6.5%
1,352	Bank of America Corp.	40,537
110	BB&T Corp.	5,715
363	Citigroup, Inc.	24,510
69	Citizens Financial Group, Inc.	2,890
24	Comerica, Inc.	2,342
98	Fifth Third Bancorp	3,112
156	Huntington Bancshares, Inc.	2,352
485	JPMorgan Chase & Co. (q)	53,322
150	KeyCorp	2,930
21	M&T Bank Corp.	3,911
49	People’s United Financial, Inc.	915
67	PNC Financial Services Group, Inc. (The)	10,077
159	Regions Financial Corp.	2,947
66	SunTrust Banks, Inc.	4,502
7	SVB Financial Group (a)	1,764
222	US Bancorp	11,197
620	Wells Fargo & Co.	32,506
28	Zions Bancorp	1,464

		206,993

	Capital Markets — 3.1%
8	Affiliated Managers Group, Inc.	1,460
21	Ameriprise Financial, Inc.	3,059
143	Bank of New York Mellon Corp. (The)	7,351
17	BlackRock, Inc.	9,471
16	CBOE Global Markets, Inc.	1,817
169	Charles Schwab Corp. (The)	8,841
48	CME Group, Inc.	7,778
38	E*TRADE Financial Corp. (a)	2,085
46	Franklin Resources, Inc.	1,595
50	Goldman Sachs Group, Inc. (The)	12,571
82	Intercontinental Exchange, Inc.	5,966
58	Invesco Ltd.	1,841
23	Moody’s Corp.	3,789
195	Morgan Stanley	10,519
16	Nasdaq, Inc.	1,420
30	Northern Trust Corp.	3,100
18	Raymond James Financial, Inc.	1,637
36	S&P Global, Inc.	6,854
52	State Street Corp.	5,180
35	T. Rowe Price Group, Inc.	3,731

		100,065

	Consumer Finance — 0.7%
102	American Express Co.	9,495
69	Capital One Financial Corp.	6,583
50	Discover Financial Services	3,605
37	Navient Corp.	488
101	Synchrony Financial	3,385

		23,556

	Diversified Financial Services — 1.7%
272	Berkshire Hathaway, Inc., Class B (a)	54,241
44	Leucadia National Corp.	1,007

		55,248

	Insurance — 2.6%
110	Aflac, Inc.	4,818
50	Allstate Corp. (The)	4,747
127	American International Group, Inc.	6,912
35	Aon plc	4,881
26	Arthur J Gallagher & Co.	1,762
7	Assurant, Inc.	678
14	Brighthouse Financial, Inc. (a)	696

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
66	Chubb Ltd.	8,968
21	Cincinnati Financial Corp.	1,565
6	Everest Re Group Ltd.	1,482
50	Hartford Financial Services Group, Inc. (The)	2,598
31	Lincoln National Corp.	2,253
38	Loews Corp.	1,894
72	Marsh & McLennan Cos., Inc.	5,923
146	MetLife, Inc.	6,721
38	Principal Financial Group, Inc.	2,318
82	Progressive Corp. (The)	5,013
60	Prudential Financial, Inc.	6,174
15	Torchmark Corp.	1,262
38	Travelers Cos., Inc. (The)	5,325
31	Unum Group	1,488
19	Willis Towers Watson plc	2,841
36	XL Group Ltd., (Bermuda)	2,006

		82,325

	Total Financials	468,187

	Health Care — 13.6%
	Biotechnology — 2.6%
225	AbbVie, Inc.	21,317
31	Alexion Pharmaceuticals, Inc. (a)	3,491
94	Amgen, Inc.	16,100
30	Biogen, Inc. (a)	8,185
106	Celgene Corp. (a)	9,480
185	Gilead Sciences, Inc.	13,953
25	Incyte Corp. (a)	2,068
11	Regeneron Pharmaceuticals, Inc. (a)	3,757
36	Vertex Pharmaceuticals, Inc. (a)	5,846

		84,197

	Health Care Equipment & Supplies — 2.8%
246	Abbott Laboratories	14,735
10	Align Technology, Inc. (a)	2,559
70	Baxter International, Inc.	4,566
38	Becton Dickinson and Co.	8,151
194	Boston Scientific Corp. (a)	5,307
7	Cooper Cos., Inc. (The)	1,585
87	Danaher Corp.	8,491
32	DENTSPLY SIRONA, Inc.	1,633
30	Edwards Lifesciences Corp. (a)	4,140
39	Hologic, Inc. (a)	1,460
12	IDEXX Laboratories, Inc. (a)	2,356
16	Intuitive Surgical, Inc. (a)	6,550
191	Medtronic plc	15,360
20	ResMed, Inc.	1,988
46	Stryker Corp.	7,325
13	Varian Medical Systems, Inc. (a)	1,582
29	Zimmer Biomet Holdings, Inc.	3,130

		90,918

	Health Care Providers & Services — 2.7%
46	Aetna, Inc.	7,806
23	AmerisourceBergen Corp.	1,980
36	Anthem, Inc.	7,938
44	Cardinal Health, Inc.	2,787
25	Centene Corp. (a)	2,620
34	Cigna Corp.	5,756
21	DaVita, Inc. (a)	1,356
17	Envision Healthcare Corp. (a)	657
80	Express Scripts Holding Co. (a)	5,508
40	HCA Healthcare, Inc.	3,836
22	Henry Schein, Inc. (a)	1,459
19	Humana, Inc.	5,229
14	Laboratory Corp. of America Holdings (a)	2,329
29	McKesson Corp.	4,107
19	Quest Diagnostics, Inc.	1,922
137	UnitedHealth Group, Inc.	29,257
12	Universal Health Services, Inc., Class B	1,455

		86,002

	Health Care Technology — 0.1%
45	Cerner Corp. (a)	2,589

	Life Sciences Tools & Services — 0.9%
46	Agilent Technologies, Inc.	3,050
21	Illumina, Inc. (a)	4,910
21	IQVIA Holdings, Inc. (a)	2,021
4	Mettler-Toledo International, Inc. (a)	2,070
16	PerkinElmer, Inc.	1,182
57	Thermo Fisher Scientific, Inc.	11,720
11	Waters Corp. (a)	2,211

		27,164

	Pharmaceuticals — 4.5%
47	Allergan plc	7,854
231	Bristol-Myers Squibb Co.	14,589
136	Eli Lilly & Co.	10,539
379	Johnson & Johnson	48,575
381	Merck & Co., Inc.	20,749

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
73	Mylan NV (a)	2,994
23	Nektar Therapeutics (a)	2,416
19	Perrigo Co. plc	1,542
841	Pfizer, Inc.	29,848
69	Zoetis, Inc.	5,749

		144,855

	Total Health Care	435,725

	Industrials — 10.1%
	Aerospace & Defense — 2.9%
60	Arconic, Inc.	1,383
78	Boeing Co. (The)	25,626
39	General Dynamics Corp.	8,618
17	Harris Corp.	2,705
6	Huntington Ingalls Industries, Inc.	1,654
11	L3 Technologies, Inc.	2,299
35	Lockheed Martin Corp.	11,862
25	Northrop Grumman Corp.	8,586
41	Raytheon Co.	8,797
23	Rockwell Collins, Inc.	3,123
37	Textron, Inc.	2,181
7	TransDigm Group, Inc.	2,105
105	United Technologies Corp.	13,222

		92,161

	Air Freight & Logistics — 0.7%
20	CH Robinson Worldwide, Inc.	1,850
25	Expeditors International of Washington, Inc.	1,579
35	FedEx Corp.	8,361
97	United Parcel Service, Inc., Class B	10,177

		21,967

	Airlines — 0.5%
17	Alaska Air Group, Inc.	1,077
59	American Airlines Group, Inc.	3,091
92	Delta Air Lines, Inc.	5,036
76	Southwest Airlines Co.	4,378
34	United Continental Holdings, Inc. (a)	2,375

		15,957

	Building Products — 0.3%
13	Allegion plc	1,147
21	AO Smith Corp.	1,307
21	Fortune Brands Home & Security, Inc.	1,264
131	Johnson Controls International plc	4,611
44	Masco Corp.	1,791

		10,120

	Commercial Services & Supplies — 0.3%
12	Cintas Corp.	2,079
32	Republic Services, Inc.	2,107
12	Stericycle, Inc. (a)	707
56	Waste Management, Inc.	4,742

		9,635

	Construction & Engineering — 0.1%
20	Fluor Corp.	1,131
17	Jacobs Engineering Group, Inc.	1,006
22	Quanta Services, Inc. (a)	746

		2,883

	Electrical Equipment — 0.5%
6	Acuity Brands, Inc.	829
33	AMETEK, Inc.	2,483
62	Eaton Corp. plc	4,970
90	Emerson Electric Co.	6,126
18	Rockwell Automation, Inc.	3,145

		17,553

	Industrial Conglomerates — 1.7%
84	3M Co.	18,469
1,227	General Electric Co.	16,536
106	Honeywell International, Inc.	15,353
15	Roper Technologies, Inc.	4,078

		54,436

	Machinery — 1.7%
84	Caterpillar, Inc.	12,444
22	Cummins, Inc.	3,567
46	Deere & Co.	7,105
22	Dover Corp.	2,143
18	Flowserve Corp.	801
43	Fortive Corp.	3,354
43	Illinois Tool Works, Inc.	6,803
35	Ingersoll-Rand plc	3,019
50	PACCAR, Inc.	3,291
19	Parker-Hannifin Corp.	3,215
23	Pentair plc, (United Kingdom)	1,594
8	Snap-on, Inc.	1,182
22	Stanley Black & Decker, Inc.	3,319
25	Xylem, Inc.	1,955

		53,792

	Professional Services — 0.3%
17	Equifax, Inc.	1,999
51	IHS Markit Ltd. (a)	2,467

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Professional Services — continued
47	Nielsen Holdings plc	1,506
18	Robert Half International, Inc.	1,016
22	Verisk Analytics, Inc. (a)	2,279

		9,267

	Road & Rail — 0.9%
125	CSX Corp.	6,983
12	JB Hunt Transport Services, Inc.	1,417
15	Kansas City Southern	1,600
40	Norfolk Southern Corp.	5,451
111	Union Pacific Corp.	14,950

		30,401

	Trading Companies & Distributors — 0.2%
41	Fastenal Co.	2,219
12	United Rentals, Inc. (a)	2,062
7	WW Grainger, Inc.	2,036

		6,317

	Total Industrials	324,489

	Information Technology — 24.7%
	Communications Equipment — 1.1%
681	Cisco Systems, Inc.	29,192
9	F5 Networks, Inc. (a)	1,263
49	Juniper Networks, Inc.	1,182
23	Motorola Solutions, Inc.	2,410

		34,047

	Electronic Equipment, Instruments & Components — 0.4%
43	Amphenol Corp., Class A	3,717
123	Corning, Inc.	3,423
20	FLIR Systems, Inc.	982
5	IPG Photonics Corp. (a)	1,248
50	TE Connectivity Ltd.	4,957

		14,327

	Internet Software & Services — 4.7%
24	Akamai Technologies, Inc. (a)	1,705
42	Alphabet, Inc., Class A (a)	43,739
43	Alphabet, Inc., Class C (a)	44,368
133	eBay, Inc. (a)	5,351
339	Facebook, Inc., Class A (a)	54,089
12	VeriSign, Inc. (a)	1,399

		150,651

	IT Services — 4.3%
87	Accenture plc, Class A	13,374
7	Alliance Data Systems Corp.	1,451
63	Automatic Data Processing, Inc.	7,107
83	Cognizant Technology Solutions Corp., Class A	6,687
23	CSRA, Inc.	955
40	DXC Technology Co.	4,052
47	Fidelity National Information Services, Inc.	4,506
58	Fiserv, Inc. (a)	4,163
13	Gartner, Inc. (a)	1,509
22	Global Payments, Inc.	2,507
121	International Business Machines Corp.	18,570
130	Mastercard, Inc., Class A	22,845
45	Paychex, Inc.	2,782
159	PayPal Holdings, Inc. (a)	12,093
23	Total System Services, Inc.	2,015
255	Visa, Inc., Class A	30,465
65	Western Union Co. (The)	1,248

		136,329

	Semiconductors & Semiconductor Equipment — 4.2%
116	Advanced Micro Devices, Inc. (a)	1,170
52	Analog Devices, Inc.	4,761
148	Applied Materials, Inc.	8,255
58	Broadcom Ltd.	13,667
661	Intel Corp.	34,435
22	KLA-Tencor Corp.	2,412
23	Lam Research Corp.	4,677
33	Microchip Technology, Inc.	3,025
163	Micron Technology, Inc. (a)	8,518
85	NVIDIA Corp.	19,795
18	Qorvo, Inc. (a)	1,259
209	QUALCOMM, Inc.	11,589
26	Skyworks Solutions, Inc.	2,585
139	Texas Instruments, Inc.	14,440
36	Xilinx, Inc.	2,601

		133,189

	Software — 5.7%
107	Activision Blizzard, Inc.	7,230
69	Adobe Systems, Inc. (a)	15,007
12	ANSYS, Inc. (a)	1,857
31	Autodesk, Inc. (a)	3,908
44	CA, Inc.	1,498
40	Cadence Design Systems, Inc. (a)	1,469
18	Citrix Systems, Inc. (a)	1,696
43	Electronic Arts, Inc. (a)	5,254

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
34	Intuit, Inc.	5,959
1,088	Microsoft Corp.	99,288
427	Oracle Corp.	19,533
25	Red Hat, Inc. (a)	3,739
97	salesforce.com, Inc. (a)	11,275
88	Symantec Corp.	2,264
21	Synopsys, Inc. (a)	1,749
16	Take-Two Interactive Software, Inc. (a)	1,580

		183,306

	Technology Hardware, Storage & Peripherals — 4.3%
717	Apple, Inc.	120,276
221	Hewlett Packard Enterprise Co.	3,883
231	HP, Inc.	5,071
38	NetApp, Inc.	2,335
40	Seagate Technology plc	2,355
42	Western Digital Corp.	3,879
30	Xerox Corp.	870

		138,669

	Total Information Technology	790,518

	Materials — 2.8%
	Chemicals — 2.1%
31	Air Products & Chemicals, Inc.	4,919
16	Albemarle Corp.	1,450
33	CF Industries Holdings, Inc.	1,243
331	DowDuPont, Inc.	21,063
20	Eastman Chemical Co.	2,133
37	Ecolab, Inc.	5,035
19	FMC Corp.	1,453
11	International Flavors & Fragrances, Inc.	1,527
46	LyondellBasell Industries NV, Class A	4,831
62	Monsanto Co.	7,267
50	Mosaic Co. (The)	1,202
36	PPG Industries, Inc.	4,012
41	Praxair, Inc.	5,854
12	Sherwin-Williams Co. (The)	4,582

		66,571

	Construction Materials — 0.1%
9	Martin Marietta Materials, Inc.	1,839
19	Vulcan Materials Co.	2,137

		3,976

	Containers & Packaging — 0.3%
12	Avery Dennison Corp.	1,320
49	Ball Corp.	1,964
58	International Paper Co.	3,117
13	Packaging Corp. of America	1,502
24	Sealed Air Corp.	1,012
36	WestRock Co.	2,313

		11,228

	Metals & Mining — 0.3%
190	Freeport-McMoRan, Inc. (a)	3,342
75	Newmont Mining Corp.	2,945
45	Nucor Corp.	2,744

		9,031

	Total Materials	90,806

	Real Estate — 2.8%
	Equity Real Estate Investment Trusts (REITs) — 2.7%
14	Alexandria Real Estate Equities, Inc.	1,786
62	American Tower Corp.	9,052
22	Apartment Investment & Management Co., Class A	906
20	AvalonBay Communities, Inc.	3,208
22	Boston Properties, Inc.	2,687
59	Crown Castle International Corp.	6,422
29	Digital Realty Trust, Inc.	3,059
50	Duke Realty Corp.	1,336
11	Equinix, Inc.	4,681
52	Equity Residential	3,205
9	Essex Property Trust, Inc.	2,246
18	Extra Space Storage, Inc.	1,556
10	Federal Realty Investment Trust	1,201
89	GGP, Inc.	1,826
66	HCP, Inc.	1,541
104	Host Hotels & Resorts, Inc.	1,933
40	Iron Mountain, Inc.	1,307
60	Kimco Realty Corp.	866
15	Macerich Co. (The)	858
16	Mid-America Apartment Communities, Inc.	1,465
75	Prologis, Inc.	4,744
21	Public Storage	4,242
40	Realty Income Corp.	2,077
21	Regency Centers Corp.	1,238
16	SBA Communications Corp. (a)	2,813
44	Simon Property Group, Inc.	6,785

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
13	SL Green Realty Corp.	1,236
38	UDR, Inc.	1,349
50	Ventas, Inc.	2,492
24	Vornado Realty Trust	1,644
52	Welltower, Inc.	2,848
107	Weyerhaeuser Co.	3,734

		86,343

	Real Estate Management & Development — 0.1%
43	CBRE Group, Inc., Class A (a)	2,016

	Total Real Estate	88,359

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.9%
867	AT&T, Inc.	30,926
137	CenturyLink, Inc.	2,258
583	Verizon Communications, Inc.	27,889

	Total Telecommunication Services	61,073

	Utilities — 2.8%
	Electric Utilities — 1.7%
33	Alliant Energy Corp.	1,335
70	American Electric Power Co., Inc.	4,768
99	Duke Energy Corp.	7,663
46	Edison International	2,930
26	Entergy Corp.	2,012
45	Eversource Energy	2,638
136	Exelon Corp.	5,319
63	FirstEnergy Corp.	2,148
66	NextEra Energy, Inc.	10,855
73	PG&E Corp.	3,196
16	Pinnacle West Capital Corp.	1,260
98	PPL Corp.	2,774
142	Southern Co. (The)	6,361
72	Xcel Energy, Inc.	3,265

		56,524

	Independent Power and Renewable Electricity Producers — 0.1%
93	AES Corp.	1,061
43	NRG Energy, Inc.	1,302

		2,363

	Multi-Utilities — 0.9%
34	Ameren Corp.	1,941
61	CenterPoint Energy, Inc.	1,668
40	CMS Energy Corp.	1,807
44	Consolidated Edison, Inc.	3,418
92	Dominion Energy, Inc.	6,207
25	DTE Energy Co.	2,646
48	NiSource, Inc.	1,140
71	Public Service Enterprise Group, Inc.	3,583
20	SCANA Corp.	757
36	Sempra Energy	4,012
45	WEC Energy Group, Inc.	2,795

		29,974

	Water Utilities — 0.1%
25	American Water Works Co., Inc.	2,072

	Total Utilities	90,933

	Total Common Stocks (Cost $1,837,060)	3,178,258

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
25	Safeway, Inc. (Property Development Centers), CVR (a) (bb) (Cost $–)	1

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
33,309	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $33,309)	33,309

	Total Investments — 100.2% (Cost $1,870,369)	3,211,568
	Liabilities in Excess of Other Assets — (0.2)%	(6,555)

	NET ASSETS — 100.0%	$3,205,013

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	211	06/2018	USD	27,884	(682)

					(682)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CVR	—	Contingent Value Rights
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%
(l)	—	The rate shown is the current yield as of March 31, 2018.
(q)	—	Investment in affiliate which is a security in the Fund’s index.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,211,567	$—	$1	$3,211,568

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(682)	$—	$—	$(682)

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.0%
		Consumer Discretionary — 8.8%
		Automobiles — 0.3%
22		Thor Industries, Inc.	2,580

		Diversified Consumer Services — 0.5%
101		ServiceMaster Global Holdings, Inc. (a)	5,146

		Hotels, Restaurants & Leisure — 1.3%
38		Hilton Grand Vacations, Inc. (a)	1,622
82		Hyatt Hotels Corp., Class A	6,284
9		Vail Resorts, Inc.	1,929
48		Yum China Holdings, Inc., (China)	2,008

			11,843

		Household Durables — 0.1%
—	(h)	NVR, Inc. (a)	1,260

		Internet & Direct Marketing Retail — 0.2%
85		Liberty Interactive Corp. QVC Group, Class A (a)	2,132

		Media — 0.9%
10		Lions Gate Entertainment Corp., Class A	268
251		Viacom, Inc., Class B	7,790

			8,058

		Multiline Retail — 1.2%
114		Dollar Tree, Inc. (a)	10,771

		Specialty Retail — 1.7%
162		Best Buy Co., Inc.	11,359
26		Tiffany & Co.	2,559
57		Urban Outfitters, Inc. (a)	2,092

			16,010

		Textiles, Apparel & Luxury Goods — 2.6%
109		Michael Kors Holdings Ltd. (a)	6,767
113		PVH Corp.	17,036

			23,803

		Total Consumer Discretionary	81,603

		Consumer Staples — 4.3%
		Food Products — 3.5%
24		Bunge Ltd.	1,775
88		Ingredion, Inc.	11,319
292		Pilgrim’s Pride Corp. (a)	7,191
164		Tyson Foods, Inc., Class A	11,981

			32,266

		Personal Products — 0.8%
59		Herbalife Ltd. (a)	5,751
28		Nu Skin Enterprises, Inc., Class A	2,064

			7,815

		Total Consumer Staples	40,081

		Energy — 5.3%
		Energy Equipment & Services — 0.3%
108		Baker Hughes a GE Co.	3,013

		Oil, Gas & Consumable Fuels — 5.0%
38		Andeavor	3,811
275		Cabot Oil & Gas Corp.	6,602
39		Cimarex Energy Co.	3,661
67		Devon Energy Corp.	2,139
5		EQT Corp.	260
579		Marathon Oil Corp.	9,333
74		Marathon Petroleum Corp.	5,432
35		Murphy Oil Corp.	902
5		Noble Energy, Inc.	155
40		ONEOK, Inc.	2,265
42		PBF Energy, Inc., Class A	1,417
78		QEP Resources, Inc. (a)	767
22		Valero Energy Corp.	2,004
55		Williams Cos., Inc. (The)	1,362
159		World Fuel Services Corp.	3,913
123		WPX Energy, Inc. (a)	1,813

			45,836

		Total Energy	48,849

		Financials — 13.6%
		Banks — 3.9%
26		Citizens Financial Group, Inc.	1,079
39		East West Bancorp, Inc.	2,452
161		KeyCorp	3,147
298		Popular, Inc., (Puerto Rico)	12,386
341		Regions Financial Corp.	6,332
15		SVB Financial Group (a)	3,624
152		Synovus Financial Corp.	7,596

			36,616

		Capital Markets — 4.5%
9		Ameriprise Financial, Inc.	1,376
74		BGC Partners, Inc., Class A	991
45		Lazard Ltd., Class A	2,365
261		LPL Financial Holdings, Inc.	15,930
109		MSCI, Inc.	16,352
52		Raymond James Financial, Inc.	4,614

			41,628

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — 0.4%
13	Discover Financial Services	913
90	Synchrony Financial	3,018

		3,931

	Diversified Financial Services — 0.2%
30	Voya Financial, Inc.	1,505

	Insurance — 4.5%
49	American Financial Group, Inc.	5,544
3	American National Insurance Co.	398
11	Arch Capital Group Ltd. (a)	903
22	Aspen Insurance Holdings Ltd., (Bermuda)	973
22	Assurant, Inc.	1,988
32	Assured Guaranty Ltd.	1,169
19	Everest Re Group Ltd.	4,931
120	First American Financial Corp.	7,047
69	FNF Group	2,771
47	Hanover Insurance Group, Inc. (The)	5,553
30	Hartford Financial Services Group, Inc. (The)	1,525
20	Lincoln National Corp.	1,476
30	Old Republic International Corp.	635
27	Principal Financial Group, Inc.	1,638
32	Progressive Corp. (The)	1,919
4	Torchmark Corp.	322
56	Unum Group	2,657

		41,449

	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
48	Chimera Investment Corp.	831

	Total Financials	125,960

	Health Care — 9.7%
	Biotechnology — 1.9%
15	Alnylam Pharmaceuticals, Inc. (a)	1,739
39	BioMarin Pharmaceutical, Inc. (a)	3,186
36	Exelixis, Inc. (a)	793
51	Incyte Corp. (a)	4,267
34	Intercept Pharmaceuticals, Inc. (a)	2,061
43	Seattle Genetics, Inc. (a)	2,224
57	TESARO, Inc. (a)	3,257

		17,527

	Health Care Equipment & Supplies — 3.5%
152	Hill-Rom Holdings, Inc.	13,189
138	Hologic, Inc. (a)	5,156
5	STERIS plc	476
8	Teleflex, Inc.	2,142
109	Zimmer Biomet Holdings, Inc.	11,831

		32,794

	Health Care Providers & Services — 3.4%
125	AmerisourceBergen Corp.	10,793
37	Centene Corp. (a)	3,965
37	DaVita, Inc. (a)	2,466
19	MEDNAX, Inc. (a)	1,068
97	Patterson Cos., Inc.	2,161
240	Premier, Inc., Class A (a)	7,508
19	WellCare Health Plans, Inc. (a)	3,631

		31,592

	Pharmaceuticals — 0.9%
74	Endo International plc (a)	437
107	Mallinckrodt plc (a)	1,542
126	Mylan NV (a)	5,179
9	Perrigo Co. plc	775

		7,933

	Total Health Care	89,846

	Industrials — 16.4%
	Aerospace & Defense — 3.4%
112	HEICO Corp., Class A	7,947
56	Huntington Ingalls Industries, Inc.	14,361
24	L3 Technologies, Inc.	5,075
49	Spirit AeroSystems Holdings, Inc., Class A	4,093

		31,476

	Air Freight & Logistics — 0.2%
17	CH Robinson Worldwide, Inc.	1,546

	Airlines — 1.2%
89	Copa Holdings SA, (Panama), Class A	11,448

	Building Products — 0.5%
61	Owens Corning	4,872

	Commercial Services & Supplies — 1.4%
204	KAR Auction Services, Inc.	11,035
27	Stericycle, Inc. (a)	1,598

		12,633

	Construction & Engineering — 1.9%
21	Fluor Corp.	1,190
272	Jacobs Engineering Group, Inc.	16,083

		17,273

	Electrical Equipment — 0.4%
50	Regal Beloit Corp.	3,682

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — 4.6%
95	Crane Co.	8,847
126	Gardner Denver Holdings, Inc. (a)	3,860
145	Ingersoll-Rand plc	12,399
44	Parker-Hannifin Corp.	7,534
78	WABCO Holdings, Inc. (a)	10,415

		43,055

	Professional Services — 2.2%
124	ManpowerGroup, Inc.	14,284
110	TransUnion (a)	6,229

		20,513

	Road & Rail — 0.2%
17	Landstar System, Inc.	1,853

	Trading Companies & Distributors — 0.4%
95	HD Supply Holdings, Inc. (a)	3,593

	Total Industrials	151,944

	Information Technology — 18.5%
	Communications Equipment — 1.6%
389	ARRIS International plc (a)	10,336
33	F5 Networks, Inc. (a)	4,815

		15,151

	Electronic Equipment, Instruments & Components — 0.2%
19	CDW Corp.	1,357

	Internet Software & Services — 0.8%
97	Dropbox, Inc., Class A (a)	3,016
157	Twitter, Inc. (a)	4,543

		7,559

	IT Services — 4.9%
103	Black Knight, Inc. (a)	4,852
169	DXC Technology Co.	16,969
36	Fidelity National Information Services, Inc.	3,428
29	Genpact Ltd.	918
27	Leidos Holdings, Inc.	1,779
24	Teradata Corp. (a)	964
77	Total System Services, Inc.	6,608
122	Worldpay, Inc. (a)	10,050

		45,568

	Semiconductors & Semiconductor Equipment — 3.7%
51	First Solar, Inc. (a)	3,634
33	KLA-Tencor Corp.	3,619
32	Lam Research Corp.	6,562
599	Marvell Technology Group Ltd., (Bermuda)	12,575
334	ON Semiconductor Corp. (a)	8,167

		34,557

	Software — 4.4%
47	Activision Blizzard, Inc.	3,137
219	CA, Inc.	7,414
79	Citrix Systems, Inc. (a)	7,294
49	Dell Technologies, Inc., Class V (a)	3,587
127	Nuance Communications, Inc. (a)	2,002
133	SS&C Technologies Holdings, Inc.	7,150
58	Take-Two Interactive Software, Inc. (a)	5,711
1,056	Zynga, Inc., Class A (a)	3,865

		40,160

	Technology Hardware, Storage & Peripherals — 2.9%
107	NCR Corp. (a)	3,382
63	NetApp, Inc.	3,887
103	Western Digital Corp.	9,532
354	Xerox Corp.	10,174

		26,975

	Total Information Technology	171,327

	Materials — 5.7%
	Chemicals — 1.6%
187	Cabot Corp.	10,397
153	Huntsman Corp.	4,487

		14,884

	Containers & Packaging — 2.1%
42	Avery Dennison Corp.	4,452
248	Berry Global Group, Inc. (a)	13,598
17	WestRock Co.	1,085

		19,135

	Metals & Mining — 2.0%
22	Alcoa Corp. (a)	967
98	Freeport-McMoRan, Inc. (a)	1,716
11	Newmont Mining Corp.	422
12	Reliance Steel & Aluminum Co.	1,046
241	Steel Dynamics, Inc.	10,666
101	United States Steel Corp.	3,551

		18,368

	Total Materials	52,387

	Real Estate — 8.8%
	Equity Real Estate Investment Trusts (REITs) — 8.4%
11	Alexandria Real Estate Equities, Inc.	1,386

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
94	American Homes 4 Rent, Class A	1,895
260	Apple Hospitality REIT, Inc.	4,561
71	Brixmor Property Group, Inc.	1,086
215	CoreCivic, Inc.	4,189
4	CoreSite Realty Corp.	441
111	Corporate Office Properties Trust	2,854
13	Crown Castle International Corp.	1,370
4	DCT Industrial Trust, Inc.	242
17	Digital Realty Trust, Inc.	1,834
20	Douglas Emmett, Inc.	746
32	Equinix, Inc.	13,423
150	Equity Commonwealth (a)	4,602
30	Equity LifeStyle Properties, Inc.	2,642
118	Host Hotels & Resorts, Inc.	2,198
160	Hudson Pacific Properties, Inc.	5,205
137	Invitation Homes, Inc.	3,121
28	Liberty Property Trust	1,128
14	Mid-America Apartment Communities, Inc.	1,302
104	Prologis, Inc.	6,519
28	Regency Centers Corp.	1,663
27	Retail Properties of America, Inc., Class A	309
43	SBA Communications Corp. (a)	7,418
2	SL Green Realty Corp.	184
28	Sun Communities, Inc.	2,513
8	Taubman Centers, Inc.	467
123	Weyerhaeuser Co.	4,305

		77,603

	Real Estate Management & Development — 0.4%
71	CBRE Group, Inc., Class A (a)	3,334

	Total Real Estate	80,937

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
275	CenturyLink, Inc.	4,515

	Utilities — 5.4%
	Electric Utilities — 1.6%
72	Edison International	4,552
44	Entergy Corp.	3,490
147	FirstEnergy Corp.	5,003
41	Great Plains Energy, Inc.	1,306
5	Pinnacle West Capital Corp.	391

		14,742

	Gas Utilities — 0.8%
21	National Fuel Gas Co.	1,070
146	UGI Corp.	6,479

		7,549

	Independent Power and Renewable Electricity Producers — 1.8%
422	NRG Energy, Inc.	12,895
192	Vistra Energy Corp. (a)	3,989

		16,884

	Multi-Utilities — 1.2%
29	Ameren Corp.	1,654
76	CenterPoint Energy, Inc.	2,085
72	CMS Energy Corp.	3,238
19	Consolidated Edison, Inc.	1,489
12	DTE Energy Co.	1,221
30	MDU Resources Group, Inc.	831

		10,518

	Total Utilities	49,693

	Total Common Stocks (Cost $709,298)	897,142

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
121	Safeway, Inc. (Property Development Centers), CVR, (a) (bb) (Cost $—)	3

SHARES
Short-Term Investment — 3.0%
	Investment Company — 3.0%
27,281	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $27,281)	27,281

	Total Investments — 100.0% (Cost $736,579)	924,426
	Liabilities in Excess of Other Assets — 0.0% (g)	(221)

	NET ASSETS — 100.0%	$924,205

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	127	06/2018	USD	23,915	11

					11

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights
REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2– Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$924,423	$—	$3	$924,426

Appreciation in Other Financial Instruments
Futures Contracts (a)	$11	$—	$—	$11

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.8% (b)
	Alternative Assets — 3.0%
3,309	JPMorgan Research Market Neutral Fund, Class L Shares (a)	50,265
6,469	JPMorgan Systematic Alpha Fund, Class R6 Shares (a)	95,097

	Total Alternative Assets	145,362

	Fixed Income — 45.5%
83,966	JPMorgan Core Bond Fund, Class R6 Shares	955,528
61,212	JPMorgan Core Plus Bond Fund, Class R6 Shares	497,039
6,134	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	50,115
17,454	JPMorgan Floating Rate Income Fund, Class R6 Shares	164,068
17,063	JPMorgan High Yield Fund, Class R6 Shares	123,537
7,674	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	78,040
20,801	JPMorgan Limited Duration Bond Fund, Class R6 Shares	207,804
8,446	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	97,807
4,409	JPMorgan Unconstrained Debt Fund, Class R6 Shares	43,734

	Total Fixed Income	2,217,672

	International Equity — 15.5%
4,717	JPMorgan Emerging Economies Fund, Class R6 Shares	72,733
2,357	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	70,990
7,447	JPMorgan Global Research Enhanced Index Fund, Class R6 Shares	164,960
4,147	JPMorgan International Equity Fund, Class R6 Shares	74,764
14,320	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	267,920
4,027	JPMorgan Intrepid European Fund, Class L Shares	108,036

	Total International Equity	759,403

	U.S. Equity — 34.8%
5,446	JPMorgan Equity Income Fund, Class R6 Shares	92,309
8,283	JPMorgan Intrepid America Fund, Class R6 Shares	334,779
2,870	JPMorgan Intrepid Growth Fund, Class R6 Shares	163,257
3,796	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	89,730
3,885	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	158,823
8,063	JPMorgan Large Cap Value Fund, Class R6 Shares	120,623
14,153	JPMorgan Market Expansion Enhanced Index Fund, Class I Shares	161,064
975	JPMorgan Small Cap Value Fund, Class R6 Shares	29,228
28,459	JPMorgan U.S. Equity Fund, Class R6 Shares	458,766
2,534	JPMorgan Value Advantage Fund, Class R6 Shares	88,597

	Total U.S. Equity	1,697,176

	Total Investment Companies (Cost $3,912,859)	4,819,613

Short-Term Investment — 1.1%
	Investment Company — 1.1%
51,700	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $51,700)	51,700

	Total Investments — 99.9% (Cost $3,964,559)	4,871,313
	Other Assets in Excess of Liabilities — 0.1%	3,192

	NET ASSETS — 100.0%	$4,874,505

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,871,313	$—	$—	$4,871,313

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.9% (b)
	Alternative Assets — 3.5%
2,460	JPMorgan Research Market Neutral Fund, Class L Shares (a)	37,369
5,971	JPMorgan Systematic Alpha Fund, Class R6 Shares (a)	87,779

	Total Alternative Assets	125,148

	Fixed Income — 65.2%
91,220	JPMorgan Core Bond Fund, Class R6 Shares	1,038,088
58,019	JPMorgan Core Plus Bond Fund, Class R6 Shares	471,111
4,549	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	37,164
15,147	JPMorgan Floating Rate Income Fund, Class R6 Shares	142,380
4,005	JPMorgan Government Bond Fund, Class R6 Shares	41,294
7,916	JPMorgan High Yield Fund, Class R6 Shares	57,310
7,719	JPMorgan Income Fund, Class R6 Shares	71,712
6,966	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	70,842
31,092	JPMorgan Limited Duration Bond Fund, Class R6 Shares	310,606
6,188	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	71,656
3,693	JPMorgan Unconstrained Debt Fund, Class R6 Shares	36,630

	Total Fixed Income	2,348,793

	International Equity — 9.4%
2,602	JPMorgan Emerging Economies Fund, Class R6 Shares	40,118
1,345	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	40,524
2,075	JPMorgan Global Research Enhanced Index Fund, Class R6 Shares	45,968
2,001	JPMorgan International Equity Fund, Class R6 Shares	36,074
7,524	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	140,781
1,407	JPMorgan Intrepid European Fund, Class L Shares	37,752

	Total International Equity	341,217

	U.S. Equity — 20.8%
3,851	JPMorgan Equity Income Fund, Class R6 Shares	65,282
4,608	JPMorgan Intrepid America Fund, Class R6 Shares	186,254
1,608	JPMorgan Intrepid Growth Fund, Class R6 Shares	91,484
1,072	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	43,835
1,517	JPMorgan Large Cap Value Fund, Class R6 Shares	22,697
4,114	JPMorgan Market Expansion Enhanced Index Fund, Class I Shares	46,821
984	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	34,611
837	JPMorgan Small Cap Value Fund, Class R6 Shares	25,091
10,719	JPMorgan U.S. Equity Fund, Class R6 Shares	172,797
1,706	JPMorgan Value Advantage Fund, Class R6 Shares	59,674

	Total U.S. Equity	748,546

	Total Investment Companies (Cost $3,147,065)	3,563,704

Short-Term Investment — 1.1%
	Investment Company — 1.1%
39,693	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $39,693)	39,693

	Total Investments — 100.0% (Cost $3,186,758)	3,603,397
	Liabilities in Excess of Other Assets — 0.0% (g)	(638)

	NET ASSETS — 100.0%	$3,602,759

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,603,397	$—	$—	$3,603,397

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.9% (b)
	Alternative Assets — 2.8%
957	JPMorgan Commodities Strategy Fund, Class R6 Shares	8,817
1,511	JPMorgan Research Market Neutral Fund, Class L Shares (a)	22,954
3,403	JPMorgan Systematic Alpha Fund, Class R6 Shares (a)	50,026

	Total Alternative Assets	81,797

	Fixed Income — 29.1%
33,055	JPMorgan Core Bond Fund, Class R6 Shares	376,171
23,193	JPMorgan Core Plus Bond Fund, Class R6 Shares	188,327
1,878	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	15,340
9,930	JPMorgan Floating Rate Income Fund, Class R6 Shares	93,347
10,108	JPMorgan High Yield Fund, Class R6 Shares	73,179
3,898	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	39,641
3,699	JPMorgan Limited Duration Bond Fund, Class R6 Shares	36,950
2,466	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	28,562

	Total Fixed Income	851,517

	International Equity — 19.2%
3,293	JPMorgan Emerging Economies Fund, Class R6 Shares	50,777
1,660	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	49,991
4,929	JPMorgan Global Research Enhanced Index Fund, Class R6 Shares	109,182
4,058	JPMorgan International Equity Fund, Class R6 Shares	73,163
8,315	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	155,566
1,725	JPMorgan International Unconstrained Equity Fund, Class R6 Shares	36,675
3,213	JPMorgan Intrepid European Fund, Class L Shares	86,206

	Total International Equity	561,560

	U.S. Equity — 47.8%
3,199	JPMorgan Equity Income Fund, Class R6 Shares	54,221
7,851	JPMorgan Intrepid America Fund, Class R6 Shares	317,354
1,598	JPMorgan Intrepid Growth Fund, Class R6 Shares	90,878
1,122	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	26,526
4,588	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	187,575
11,216	JPMorgan Large Cap Value Fund, Class R6 Shares	167,784
9,979	JPMorgan Market Expansion Enhanced Index Fund, Class I Shares	113,565
867	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	30,509
1,283	JPMorgan Small Cap Value Fund, Class R6 Shares	38,458
19,717	JPMorgan U.S. Equity Fund, Class R6 Shares	317,838
1,518	JPMorgan Value Advantage Fund, Class R6 Shares	53,091

	Total U.S. Equity	1,397,799

	Total Investment Companies (Cost $2,142,432)	2,892,673

Short-Term Investment — 1.0%
	Investment Company — 1.0%
29,446	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $29,446)	29,446

	Total Investments — 99.9% (Cost $2,171,878)	2,922,119
	Other Assets in Excess of Liabilities — 0.1%	3,649

	NET ASSETS — 100.0%	$2,925,768

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,922,119	$—	$—	$2,922,119

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.9% (b)
	Alternative Assets — 1.6%
1,133	JPMorgan Commodities Strategy Fund, Class R6 Shares	10,439
2,166	JPMorgan Systematic Alpha Fund, Class R6 Shares (a)	31,834

	Total Alternative Assets	42,273

	Fixed Income — 10.2%
13,899	JPMorgan Core Bond Fund, Class R6 Shares	158,168
4,089	JPMorgan Core Plus Bond Fund, Class R6 Shares	33,201
1,614	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	13,186
2,850	JPMorgan Floating Rate Income Fund, Class R6 Shares	26,794
6,242	JPMorgan High Yield Fund, Class R6 Shares	45,194

	Total Fixed Income	276,543

	International Equity — 25.0%
3,714	JPMorgan Emerging Economies Fund, Class R6 Shares	57,266
1,873	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	56,428
3,477	JPMorgan Global Research Enhanced Index Fund, Class R6 Shares	77,006
6,818	JPMorgan International Equity Fund, Class R6 Shares	122,935
10,396	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	194,510
3,936	JPMorgan International Unconstrained Equity Fund, Class R6 Shares	83,684
3,347	JPMorgan Intrepid European Fund, Class L Shares	89,797

	Total International Equity	681,626

	U.S. Equity — 62.1%
2,872	JPMorgan Equity Income Fund, Class R6 Shares	48,682
7,847	JPMorgan Intrepid America Fund, Class R6 Shares	317,187
2,415	JPMorgan Intrepid Growth Fund, Class R6 Shares	137,345
1,976	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	46,724
5,705	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	233,227
17,811	JPMorgan Large Cap Value Fund, Class R6 Shares	266,456
12,810	JPMorgan Market Expansion Enhanced Index Fund, Class I Shares	145,773
1,009	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	35,487
1,238	JPMorgan Small Cap Value Fund, Class R6 Shares	37,120
23,070	JPMorgan U.S. Equity Fund, Class R6 Shares	371,886
1,431	JPMorgan Value Advantage Fund, Class R6 Shares	50,032

	Total U.S. Equity	1,689,919

	Total Investment Companies (Cost $1,888,426)	2,690,361

Short-Term Investment — 1.0%
	Investment Company — 1.0%
28,343	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $28,343)	28,343

	Total Investments — 99.9% (Cost $1,916,769)	2,718,704
	Other Assets in Excess of Liabilities — 0.1%	2,940

	NET ASSETS — 100.0%	$2,721,644

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,718,704	$—	$—	$2,718,704

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
	Consumer Discretionary — 14.7%
	Automobiles — 0.5%
263	Tesla, Inc. (a)	70,072

	Hotels, Restaurants & Leisure — 0.4%
679	Las Vegas Sands Corp.	48,804

	Internet & Direct Marketing Retail — 8.7%
488	Amazon.com, Inc. (a)	706,309
43	Booking Holdings, Inc. (a)	90,476
1,117	Netflix, Inc. (a)	329,847
449	Wayfair, Inc., Class A (a)	30,328

		1,156,960

	Specialty Retail — 5.1%
2,765	Home Depot, Inc. (The)	492,823
1,856	Ross Stores, Inc.	144,713
204	Ulta Beauty, Inc. (a)	41,737

		679,273

	Total Consumer Discretionary	1,955,109

	Consumer Staples — 3.8%
	Beverages — 2.3%
648	Constellation Brands, Inc., Class A	147,601
2,819	Monster Beverage Corp. (a)	161,278

		308,879

	Personal Products — 1.5%
1,317	Estee Lauder Cos., Inc. (The), Class A	197,226

	Total Consumer Staples	506,105

	Financials — 7.6%
	Banks — 0.7%
374	SVB Financial Group (a)	89,788

	Capital Markets — 6.9%
7,341	Charles Schwab Corp. (The)	383,369
2,375	Intercontinental Exchange, Inc.	172,208
2,304	Morgan Stanley	124,329
1,286	S&P Global, Inc.	245,608

		925,514

	Total Financials	1,015,302

	Health Care — 13.1%
	Biotechnology — 2.3%
542	Incyte Corp. (a)	45,165
17	Regeneron Pharmaceuticals, Inc. (a)	5,854
1,569	Vertex Pharmaceuticals, Inc. (a)	255,729

		306,748

	Health Care Equipment & Supplies — 7.7%
123	ABIOMED, Inc. (a)	35,879
1,351	Becton Dickinson and Co.	292,827
4,861	Boston Scientific Corp. (a)	132,811
582	DexCom, Inc. (a)	43,146
1,246	Intuitive Surgical, Inc. (a)	514,376

		1,019,039

	Health Care Providers & Services — 2.4%
1,471	UnitedHealth Group, Inc.	314,863

	Life Sciences Tools & Services — 0.7%
216	Illumina, Inc. (a)	51,179
191	Thermo Fisher Scientific, Inc.	39,384

		90,563

	Pharmaceuticals — 0.0% (g)
77	Nektar Therapeutics (a)	8,129

	Total Health Care	1,739,342

	Industrials — 9.1%
	Aerospace & Defense — 3.4%
900	Boeing Co. (The)	295,190
459	Northrop Grumman Corp.	160,316

		455,506

	Airlines — 1.1%
296	Delta Air Lines, Inc.	16,218
2,183	Southwest Airlines Co.	125,034

		141,252

	Electrical Equipment — 0.8%
598	Rockwell Automation, Inc.	104,224

	Industrial Conglomerates — 2.9%
1,233	Honeywell International, Inc.	178,210
717	Roper Technologies, Inc.	201,227

		379,437

	Trading Companies & Distributors — 0.9%
729	United Rentals, Inc. (a)	125,877

	Total Industrials	1,206,296

	Information Technology — 45.0%
	Electronic Equipment, Instruments & Components — 0.7%
494	Amphenol Corp., Class A	42,557
86	Cognex Corp.	4,492
412	Universal Display Corp.	41,642

		88,691

	Internet Software & Services — 9.7%
690	Alphabet, Inc., Class C (a)	711,690
2,070	Facebook, Inc., Class A (a)	330,769
527	MercadoLibre, Inc., (Argentina)	187,711

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
468	Shopify, Inc., (Canada), Class A (a)	58,258

		1,288,428

	IT Services — 11.0%
3,686	Mastercard, Inc., Class A	645,657
4,555	PayPal Holdings, Inc. (a)	345,569
704	Square, Inc., Class A (a)	34,637
2,445	Visa, Inc., Class A	292,411
1,801	Worldpay, Inc. (a)	148,147

		1,466,421

	Semiconductors & Semiconductor Equipment — 5.2%
3,455	Applied Materials, Inc.	192,145
844	Broadcom Ltd.	198,859
1,316	NVIDIA Corp.	304,881

		695,885

	Software — 13.7%
4,648	Activision Blizzard, Inc.	313,534
1,644	Adobe Systems, Inc. (a)	355,171
1,987	Electronic Arts, Inc. (a)	240,876
3,357	Microsoft Corp.	306,366
2,070	salesforce.com, Inc. (a)	240,752
1,935	ServiceNow, Inc. (a)	320,088
2,458	Snap, Inc., Class A (a)	39,004

		1,815,791

	Technology Hardware, Storage & Peripherals — 4.7%
3,768	Apple, Inc.	632,197

	Total Information Technology	5,987,413

	Materials — 1.9%
	Chemicals — 1.5%
359	Albemarle Corp.	33,257
354	Ecolab, Inc.	48,454
285	Sherwin-Williams Co. (The)	111,911

		193,622

	Construction Materials — 0.4%
451	Vulcan Materials Co.	51,502

	Total Materials	245,124

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
257	Equinix, Inc.	107,483

	Total Common Stocks (Cost $6,559,526)	12,762,174

Short-Term Investment — 4.2%
	Investment Company — 4.2%
559,767	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $559,767)	559,767

	Total Investments — 100.2% (Cost $7,119,293)	13,321,941
	Liabilities in Excess of Other Assets — (0.2)%	(29,147)

	NET ASSETS — 100.0%	$13,292,794

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,321,941	$—	$—	$13,321,941

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
	Consumer Discretionary — 16.3%
	Auto Components — 2.6%
664	American Axle & Manufacturing Holdings, Inc. (a)	10,106
147	Delphi Technologies plc	6,984
419	Magna International, Inc., (Canada)	23,588

		40,678

	Automobiles — 4.3%
1,987	Ford Motor Co.	22,020
1,264	General Motors Co.	45,931

		67,951

	Hotels, Restaurants & Leisure — 0.8%
582	Caesars Entertainment Corp. (a)	6,550
16	Chipotle Mexican Grill, Inc. (a)	5,202

		11,752

	Household Durables — 4.5%
635	Lennar Corp., Class A	37,410
3	Lennar Corp., Class B	144
103	Mohawk Industries, Inc. (a)	23,849
214	Toll Brothers, Inc.	9,260

		70,663

	Internet & Direct Marketing Retail — 0.3%
39	Expedia, Inc.	4,328

	Leisure Products — 0.5%
125	Brunswick Corp.	7,447

	Media — 1.0%
257	Comcast Corp., Class A	8,792
173	DISH Network Corp., Class A (a)	6,541

		15,333

	Multiline Retail — 0.5%
88	Dollar Tree, Inc. (a)	8,342

	Specialty Retail — 1.0%
15	AutoZone, Inc. (a)	9,795
76	Murphy USA, Inc. (a)	5,511

		15,306

	Textiles, Apparel & Luxury Goods — 0.8%
232	Hanesbrands, Inc.	4,272
166	Tapestry, Inc.	8,754

		13,026

	Total Consumer Discretionary	254,826

	Consumer Staples — 5.1%
	Beverages — 0.5%
100	Molson Coors Brewing Co., Class B	7,541

	Food & Staples Retailing — 2.6%
221	CVS Health Corp.	13,723
414	Kroger Co. (The)	9,904
270	Walgreens Boots Alliance, Inc.	17,677

		41,304

	Food Products — 0.5%
182	Mondelez International, Inc., Class A	7,574

	Tobacco — 1.5%
242	Philip Morris International, Inc.	24,045

	Total Consumer Staples	80,464

	Energy — 10.9%
	Energy Equipment & Services — 0.5%
310	Baker Hughes a GE Co.	8,603

	Oil, Gas & Consumable Fuels — 10.4%
83	Andeavor	8,336
147	Chevron Corp.	16,810
167	Diamondback Energy, Inc. (a)	21,078
304	EOG Resources, Inc.	32,023
327	EQT Corp.	15,512
496	Occidental Petroleum Corp.	32,227
177	Pioneer Natural Resources Co.	30,405
125	RSP Permian, Inc. (a)	5,865

		162,256

	Total Energy	170,859

	Financials — 30.3%
	Banks — 14.9%
2,112	Bank of America Corp.	63,333
132	BankUnited, Inc.	5,277
744	Citigroup, Inc.	50,195
97	East West Bancorp, Inc.	6,091
713	Huntington Bancshares, Inc.	10,771
74	IBERIABANK Corp.	5,803
523	ING Groep NV, (Netherlands), ADR	8,853
1,961	KeyCorp	38,345
73	Signature Bank (a)	10,320
195	SunTrust Banks, Inc.	13,295
407	Wells Fargo & Co.	21,319

		233,602

	Capital Markets — 5.8%
256	Bank of New York Mellon Corp. (The)	13,171
278	Charles Schwab Corp. (The)	14,533
25	Goldman Sachs Group, Inc. (The)	6,196

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
645	Morgan Stanley	34,804
223	State Street Corp.	22,250

		90,954

	Consumer Finance — 1.0%
160	Capital One Financial Corp.	15,350

	Diversified Financial Services — 1.8%
83	Berkshire Hathaway, Inc., Class B (a)	16,637
238	Voya Financial, Inc.	12,009

		28,646

	Insurance — 6.8%
254	American International Group, Inc.	13,844
373	Athene Holding Ltd., Class A (a)	17,814
41	Brighthouse Financial, Inc. (a)	2,091
189	Hartford Financial Services Group, Inc. (The)	9,747
266	Lincoln National Corp.	19,441
491	MetLife, Inc.	22,538
196	Prudential Financial, Inc.	20,296

		105,771

	Total Financials	474,323

	Health Care — 8.6%
	Biotechnology — 1.0%
22	Biogen, Inc. (a)	6,052
120	Gilead Sciences, Inc.	9,009

		15,061

	Health Care Equipment & Supplies — 1.8%
97	Medtronic plc	7,789
188	Zimmer Biomet Holdings, Inc.	20,478

		28,267

	Health Care Providers & Services — 2.8%
129	AmerisourceBergen Corp.	11,138
119	Cigna Corp.	19,877
80	McKesson Corp.	11,242
6	Universal Health Services, Inc., Class B	746

		43,003

	Pharmaceuticals — 3.0%
102	Allergan plc	17,081
132	Merck & Co., Inc.	7,174
650	Pfizer, Inc.	23,079

		47,334

	Total Health Care	133,665

	Industrials — 12.7%
	Airlines — 5.9%
835	Delta Air Lines, Inc.	45,744
543	Southwest Airlines Co.	31,126
223	United Continental Holdings, Inc. (a)	15,516

		92,386

	Building Products — 0.5%
93	Allegion plc	7,898

	Electrical Equipment — 1.6%
302	Eaton Corp. plc	24,101

	Machinery — 3.1%
224	Ingersoll-Rand plc	19,171
222	PACCAR, Inc.	14,670
100	Snap-on, Inc.	14,769

		48,610

	Road & Rail — 1.6%
89	Norfolk Southern Corp.	12,085
99	Union Pacific Corp.	13,295

		25,380

	Total Industrials	198,375

	Information Technology — 4.3%
	Communications Equipment — 0.7%
285	CommScope Holding Co., Inc. (a)	11,372

	Electronic Equipment, Instruments & Components — 0.4%
240	Corning, Inc.	6,683

	IT Services — 0.6%
63	International Business Machines Corp.	9,681

	Semiconductors & Semiconductor Equipment — 1.3%
174	Analog Devices, Inc.	15,893
38	Microchip Technology, Inc.	3,499

		19,392

	Software — 0.9%
303	Oracle Corp.	13,871

	Technology Hardware, Storage & Peripherals — 0.4%
350	Hewlett Packard Enterprise Co.	6,139

	Total Information Technology	67,138

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 5.7%
	Chemicals — 2.9%
37	Celanese Corp., Series A	3,728
223	DowDuPont, Inc.	14,204
254	Eastman Chemical Co.	26,849

		44,781

	Containers & Packaging — 1.5%
129	Crown Holdings, Inc. (a)	6,547
108	International Paper Co.	5,765
169	WestRock Co.	10,851

		23,163

	Metals & Mining — 1.3%
1,626	AK Steel Holding Corp. (a)	7,366
379	Freeport-McMoRan, Inc. (a)	6,666
80	Reliance Steel & Aluminum Co.	6,859

		20,891

	Total Materials	88,835

	Real Estate — 3.2%
	Equity Real Estate Investment Trusts (REITs) — 3.0%
49	AvalonBay Communities, Inc.	8,091
46	Boston Properties, Inc.	5,607
66	Camden Property Trust	5,539
173	HCP, Inc.	4,010
127	Iron Mountain, Inc.	4,160
122	Mid-America Apartment Communities, Inc.	11,162
144	Welltower, Inc.	7,854

		46,423

	Real Estate Management & Development — 0.2%
170	St Joe Co. (The) (a)	3,202

	Total Real Estate	49,625

	Utilities — 0.4%
	Electric Utilities — 0.4%
153	PG&E Corp.	6,721

	Total Common Stocks (Cost $1,413,608)	1,524,831

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
36	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $–)	—	(h)

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
27,772	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $27,772)	27,772

	Total Investments — 99.3% (Cost $1,441,380)	1,552,603
	Other Assets in Excess of Liabilities — 0.7%	10,338

	NET ASSETS — 100.0%	$1,562,941

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,552,603	$—	$—	(b)	$1,552,603

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of a warrant. Please refer to the SOI for industry specifics of portfolio holdings.

(b)	Amount rounds to less than 500.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
	Consumer Discretionary — 11.6%
	Auto Components — 0.9%
31	American Axle & Manufacturing Holdings, Inc. (a)	478
31	Cooper-Standard Holdings, Inc. (a)	3,746
193	Dana, Inc.	4,979

		9,203

	Automobiles — 0.5%
37	Thor Industries, Inc.	4,243
12	Winnebago Industries, Inc.	451

		4,694

	Distributors — 0.2%
6	Core-Mark Holding Co., Inc.	132
17	Pool Corp.	2,427

		2,559

	Diversified Consumer Services — 0.3%
23	Adtalem Global Education, Inc. (a)	1,089
6	Capella Education Co.	503
2	Graham Holdings Co., Class B	1,084
6	Sotheby’s (a)	297
4	Strayer Education, Inc.	445

		3,418

	Hotels, Restaurants & Leisure — 1.3%
61	Brinker International, Inc.	2,205
20	Cheesecake Factory, Inc. (The)	941
12	Cracker Barrel Old Country Store, Inc.	1,835
7	Dine Brands Global, Inc.	459
17	Domino’s Pizza, Inc.	4,064
12	Jack in the Box, Inc.	1,032
6	Papa John’s International, Inc.	361
11	Ruth’s Hospitality Group, Inc.	274
22	Scientific Games Corp., Class A (a)	907
23	Texas Roadhouse, Inc.	1,343

		13,421

	Household Durables — 2.2%
25	Helen of Troy Ltd. (a)	2,200
141	KB Home	4,023
18	La-Z-Boy, Inc.	545
19	MDC Holdings, Inc.	535
2	NVR, Inc. (a)	4,449
19	Tempur Sealy International, Inc. (a)	878
124	Toll Brothers, Inc.	5,350
36	TopBuild Corp. (a)	2,778
61	Tupperware Brands Corp.	2,939

		23,697

	Internet & Direct Marketing Retail — 0.1%
8	FTD Cos., Inc. (a)	28
9	Nutrisystem, Inc.	248
13	Shutterfly, Inc. (a)	1,064

		1,340

	Leisure Products — 0.5%
36	Brunswick Corp.	2,132
41	Callaway Golf Co.	672
23	Polaris Industries, Inc.	2,620

		5,424

	Media — 1.3%
33	AMC Networks, Inc., Class A (a)	1,711
8	Cinemark Holdings, Inc.	298
137	Gannett Co., Inc.	1,368
35	John Wiley & Sons, Inc., Class A	2,217
88	Live Nation Entertainment, Inc. (a)	3,707
32	Meredith Corp.	1,730
19	New Media Investment Group, Inc.	322
158	TEGNA, Inc.	1,802
16	World Wrestling Entertainment, Inc., Class A	587

		13,742

	Multiline Retail — 0.1%
22	Big Lots, Inc.	972
122	JC Penney Co., Inc. (a)	367

		1,339

	Specialty Retail — 3.1%
73	Aaron’s, Inc.	3,394
26	Abercrombie & Fitch Co., Class A	637
113	American Eagle Outfitters, Inc.	2,260
8	Asbury Automotive Group, Inc. (a)	533
26	AutoNation, Inc. (a)	1,207
47	Caleres, Inc.	1,563
29	Cato Corp. (The), Class A	424
84	Chico’s FAS, Inc.	755
23	Children’s Place, Inc. (The)	3,170
34	Dick’s Sporting Goods, Inc.	1,178
27	DSW, Inc., Class A	602
29	Express, Inc. (a)	205
13	Francesca’s Holdings Corp. (a)	63
41	GameStop Corp., Class A	514
37	Group 1 Automotive, Inc.	2,421
7	Haverty Furniture Cos., Inc.	134
24	Lithia Motors, Inc., Class A	2,364
42	Michaels Cos., Inc. (The) (a)	820
14	Murphy USA, Inc. (a)	1,019

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
420	Office Depot, Inc.	902
26	Rent-A-Center, Inc.	220
8	RH (a)	762
53	Sally Beauty Holdings, Inc. (a)	867
20	Sleep Number Corp. (a)	689
105	Tailored Brands, Inc.	2,624
32	Urban Outfitters, Inc. (a)	1,194
31	Williams-Sonoma, Inc.	1,614
34	Zumiez, Inc. (a)	810

		32,945

	Textiles, Apparel & Luxury Goods — 1.1%
28	Carter’s, Inc.	2,863
30	Crocs, Inc. (a)	492
25	Deckers Outdoor Corp. (a)	2,224
7	Movado Group, Inc.	254
5	Oxford Industries, Inc.	395
39	Perry Ellis International, Inc. (a)	1,009
54	Skechers USA, Inc., Class A (a)	2,114
22	Steven Madden Ltd.	967
34	Wolverine World Wide, Inc.	988

		11,306

	Total Consumer Discretionary	123,088

	Consumer Staples — 3.0%
	Food & Staples Retailing — 0.3%
3	Casey’s General Stores, Inc.	347
66	SpartanNash Co.	1,135
8	Sprouts Farmers Market, Inc. (a)	190
15	SUPERVALU, Inc. (a)	223
21	United Natural Foods, Inc. (a)	897

		2,792

	Food Products — 2.0%
63	Darling Ingredients, Inc. (a)	1,085
136	Dean Foods Co.	1,173
71	Flowers Foods, Inc.	1,559
27	Hain Celestial Group, Inc. (The) (a)	872
56	Ingredion, Inc.	7,189
5	J&J Snack Foods Corp.	737
53	Lamb Weston Holdings, Inc.	3,109
45	Post Holdings, Inc. (a)	3,394
8	Sanderson Farms, Inc.	919
12	Seneca Foods Corp., Class A (a)	331
24	TreeHouse Foods, Inc. (a)	914

		21,282

	Household Products — 0.5%
16	Central Garden & Pet Co. (a)	675
80	Central Garden & Pet Co., Class A (a)	3,169
24	Energizer Holdings, Inc.	1,450

		5,294

	Personal Products — 0.2%
185	Avon Products, Inc., (United Kingdom) (a)	525
5	Medifast, Inc.	490
21	Nu Skin Enterprises, Inc., Class A	1,511

		2,526

	Tobacco — 0.0% (g)
9	Universal Corp.	417

	Total Consumer Staples	32,311

	Energy — 4.0%
	Energy Equipment & Services — 1.3%
91	Archrock, Inc.	799
70	Ensco plc, Class A	307
93	Exterran Corp. (a)	2,487
43	Gulf Island Fabrication, Inc.	309
34	Helix Energy Solutions Group, Inc. (a)	199
14	Matrix Service Co. (a)	194
385	McDermott International, Inc. (a)	2,346
37	Newpark Resources, Inc. (a)	296
93	Noble Corp. plc (a)	344
26	Oil States International, Inc. (a)	675
92	Patterson-UTI Energy, Inc.	1,612
29	Pioneer Energy Services Corp. (a)	79
48	Rowan Cos. plc, Class A (a)	548
6	SEACOR Holdings, Inc. (a)	312
38	Superior Energy Services, Inc. (a)	322
54	TETRA Technologies, Inc. (a)	203
151	Transocean Ltd. (a)	1,493
22	Unit Corp. (a)	440
30	US Silica Holdings, Inc.	765

		13,730

	Oil, Gas & Consumable Fuels — 2.7%
299	Chesapeake Energy Corp. (a)	903
82	CNX Resources Corp. (a)	1,261
10	CONSOL Energy, Inc. (a)	294
143	Denbury Resources, Inc. (a)	393
41	Energen Corp. (a)	2,565
15	Green Plains, Inc.	244
60	Gulfport Energy Corp. (a)	578

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
16	HighPoint Resources Corp. (a)	83
110	HollyFrontier Corp.	5,392
21	Matador Resources Co. (a)	634
66	Murphy Oil Corp.	1,692
76	Par Pacific Holdings, Inc. (a)	1,305
97	PBF Energy, Inc., Class A	3,278
28	PDC Energy, Inc. (a)	1,368
95	QEP Resources, Inc. (a)	930
3	REX American Resources Corp. (a)	196
43	SM Energy Co.	768
201	Southwestern Energy Co. (a)	868
69	SRC Energy, Inc. (a)	649
82	World Fuel Services Corp.	2,017
208	WPX Energy, Inc. (a)	3,070

		28,488

	Total Energy	42,218

	Financials — 16.4%
	Banks — 7.8%
13	Ameris Bancorp	672
126	Associated Banc-Corp.	3,133
42	BancorpSouth Bank	1,347
26	Bank of Hawaii Corp.	2,130
22	Bank of the Ozarks, Inc.	1,039
13	Banner Corp.	717
30	Boston Private Financial Holdings, Inc.	453
29	Brookline Bancorp, Inc.	462
31	Cathay General Bancorp	1,249
25	Columbia Banking System, Inc.	1,034
2	Commerce Bancshares, Inc.	120
13	Community Bank System, Inc.	700
23	Cullen/Frost Bankers, Inc.	2,440
119	East West Bancorp, Inc.	7,464
67	First BanCorp, (Puerto Rico) (a)	404
19	First Financial Bancorp	558
132	First Horizon National Corp.	2,491
145	First Midwest Bancorp, Inc.	3,568
81	Fulton Financial Corp.	1,435
85	Hancock Holding Co.	4,384
55	Hanmi Financial Corp.	1,691
33	Home BancShares, Inc.	751
45	Hope Bancorp, Inc.	816
11	Independent Bank Corp.	822
15	LegacyTexas Financial Group, Inc.	625
21	MB Financial, Inc.	864
13	NBT Bancorp, Inc.	476
8	Opus Bank	218
91	PacWest Bancorp	4,518
29	Pinnacle Financial Partners, Inc.	1,877
17	Signature Bank (a)	2,470
166	Sterling Bancorp	3,737
121	Synovus Financial Corp.	6,023
228	TCF Financial Corp.	5,194
51	Texas Capital Bancshares, Inc. (a)	4,576
25	Trustmark Corp.	785
15	UMB Financial Corp.	1,050
117	Umpqua Holdings Corp.	2,514
109	United Community Banks, Inc.	3,462
54	Wintrust Financial Corp.	4,631

		82,900

	Capital Markets — 3.0%
10	Donnelley Financial Solutions, Inc. (a)	178
49	Eaton Vance Corp.	2,739
42	Evercore, Inc., Class A	3,671
16	FactSet Research Systems, Inc.	3,151
27	Financial Engines, Inc.	959
7	INTL. FCStone, Inc. (a)	277
16	Investment Technology Group, Inc.	318
87	Janus Henderson Group plc, (United Kingdom)	2,868
35	Legg Mason, Inc.	1,411
37	MSCI, Inc.	5,545
25	Piper Jaffray Cos.	2,061
61	SEI Investments Co.	4,565
60	Stifel Financial Corp.	3,573

		31,316

	Consumer Finance — 0.9%
14	Enova International, Inc. (a)	309
44	FirstCash, Inc.	3,575
55	Green Dot Corp., Class A (a)	3,542
173	SLM Corp. (a)	1,944

		9,370

	Insurance — 4.2%
2	Alleghany Corp.	1,206
36	American Equity Investment Life Holding Co.	1,045
55	American Financial Group, Inc.	6,225

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
24	Aspen Insurance Holdings Ltd., (Bermuda)	1,069
69	Brown & Brown, Inc.	1,752
69	CNO Financial Group, Inc.	1,489
80	First American Financial Corp.	4,706
52	Hanover Insurance Group, Inc. (The)	6,134
19	Kemper Corp.	1,094
27	Maiden Holdings Ltd.	174
5	Navigators Group, Inc. (The)	316
199	Old Republic International Corp.	4,268
18	Primerica, Inc.	1,690
49	Reinsurance Group of America, Inc.	7,546
5	Safety Insurance Group, Inc.	400
21	Selective Insurance Group, Inc.	1,286
10	Stewart Information Services Corp.	431
9	United Fire Group, Inc.	416
11	United Insurance Holdings Corp.	207
15	Universal Insurance Holdings, Inc.	478
35	WR Berkley Corp.	2,521

		44,453

	Thrifts & Mortgage Finance — 0.5%
17	BofI Holding, Inc. (a)	681
29	Dime Community Bancshares, Inc.	537
3	LendingTree, Inc. (a)	985
38	Provident Financial Services, Inc.	969
169	TrustCo Bank Corp.	1,428
11	Walker & Dunlop, Inc.	677

		5,277

	Total Financials	173,316

	Health Care — 10.3%
	Biotechnology — 1.5%
55	Acorda Therapeutics, Inc. (a)	1,294
120	AMAG Pharmaceuticals, Inc. (a)	2,416
7	Emergent BioSolutions, Inc. (a)	363
206	Momenta Pharmaceuticals, Inc. (a)	3,744
27	Myriad Genetics, Inc. (a)	792
61	United Therapeutics Corp. (a)	6,817

		15,426

	Health Care Equipment & Supplies — 3.9%
17	ABIOMED, Inc. (a)	5,063
42	AngioDynamics, Inc. (a)	721
14	Cantel Medical Corp.	1,593
10	CONMED Corp.	633
10	CryoLife, Inc. (a)	205
31	Globus Medical, Inc., Class A (a)	1,524
21	Haemonetics Corp. (a)	1,566
19	Halyard Health, Inc. (a)	889
64	Hill-Rom Holdings, Inc.	5,525
6	ICU Medical, Inc. (a)	1,615
2	Inogen, Inc. (a)	295
51	Integer Holdings Corp. (a)	2,867
14	Invacare Corp.	242
95	Lantheus Holdings, Inc. (a)	1,515
18	LivaNova plc (a)	1,558
44	Masimo Corp. (a)	3,879
14	Natus Medical, Inc. (a)	454
19	NuVasive, Inc. (a)	1,008
22	OraSure Technologies, Inc. (a)	375
20	Orthofix International NV (a)	1,146
35	STERIS plc	3,221
18	Teleflex, Inc.	4,564
15	Varex Imaging Corp. (a)	544
3	West Pharmaceutical Services, Inc.	274

		41,276

	Health Care Providers & Services — 3.2%
19	AMN Healthcare Services, Inc. (a)	1,099
7	Chemed Corp.	1,828
72	Diplomat Pharmacy, Inc. (a)	1,449
91	Encompass Health Corp.	5,191
29	Kindred Healthcare, Inc. (a)	265
17	LifePoint Health, Inc. (a)	780
26	Magellan Health, Inc. (a)	2,834
83	MEDNAX, Inc. (a)	4,611
50	Molina Healthcare, Inc. (a)	4,026
163	Select Medical Holdings Corp. (a)	2,807
102	Tenet Healthcare Corp. (a)	2,471
36	WellCare Health Plans, Inc. (a)	6,893

		34,254

	Health Care Technology — 0.2%
164	Allscripts Healthcare Solutions, Inc. (a)	2,029
20	Quality Systems, Inc. (a)	279

		2,308

	Life Sciences Tools & Services — 0.5%
8	Bio-Rad Laboratories, Inc., Class A (a)	2,101
22	Charles River Laboratories International, Inc. (a)	2,316

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — continued
22	Syneos Health, Inc. (a)	781

		5,198

	Pharmaceuticals — 1.0%
151	Akorn, Inc. (a)	2,827
55	Catalent, Inc. (a)	2,250
271	Depomed, Inc. (a)	1,783
104	Medicines Co. (The) (a)	3,429

		10,289

	Total Health Care	108,751

	Industrials — 16.5%
	Aerospace & Defense — 0.8%
24	Aerojet Rocketdyne Holdings, Inc. (a)	677
17	Curtiss-Wright Corp.	2,323
8	Engility Holdings, Inc. (a)	184
21	KLX, Inc. (a)	1,464
23	Moog, Inc., Class A (a)	1,877
11	Teledyne Technologies, Inc. (a)	2,021
18	Triumph Group, Inc.	459

		9,005

	Air Freight & Logistics — 0.3%
11	Echo Global Logistics, Inc. (a)	312
70	Hub Group, Inc., Class A (a)	2,940

		3,252

	Airlines — 0.5%
21	Hawaiian Holdings, Inc.	824
154	JetBlue Airways Corp. (a)	3,131
30	SkyWest, Inc.	1,627

		5,582

	Building Products — 0.8%
6	American Woodmark Corp. (a)	561
12	Gibraltar Industries, Inc. (a)	420
20	Lennox International, Inc.	4,140
18	PGT Innovations, Inc. (a)	330
79	Universal Forest Products, Inc.	2,565

		8,016

	Commercial Services & Supplies — 1.8%
22	ABM Industries, Inc.	733
20	Brink’s Co. (The)	1,427
77	Copart, Inc. (a)	3,932
67	Essendant, Inc.	524
40	Herman Miller, Inc.	1,274
16	HNI Corp.	583
26	Interface, Inc.	645
83	LSC Communications, Inc.	1,446
12	MSA Safety, Inc.	999
71	Pitney Bowes, Inc.	774
76	RR Donnelley & Sons Co.	662
67	Tetra Tech, Inc.	3,303
48	Viad Corp.	2,536

		18,838

	Construction & Engineering — 1.9%
119	AECOM (a)	4,239
87	Aegion Corp. (a)	1,999
14	Comfort Systems USA, Inc.	566
12	Dycom Industries, Inc. (a)	1,335
58	EMCOR Group, Inc.	4,525
16	Granite Construction, Inc.	899
184	KBR, Inc.	2,982
72	MYR Group, Inc. (a)	2,216
63	Orion Group Holdings, Inc. (a)	418
9	Valmont Industries, Inc.	1,273

		20,452

	Electrical Equipment — 1.0%
5	Encore Wire Corp.	301
56	EnerSys	3,866
20	Hubbell, Inc.	2,482
5	Powell Industries, Inc.	123
53	Regal Beloit Corp.	3,869

		10,641

	Industrial Conglomerates — 0.3%
26	Carlisle Cos., Inc.	2,686
13	Raven Industries, Inc.	452

		3,138

	Machinery — 4.9%
59	AGCO Corp.	3,841
3	Alamo Group, Inc.	363
56	Barnes Group, Inc.	3,361
80	Briggs & Stratton Corp.	1,721
61	Crane Co.	5,622
16	EnPro Industries, Inc.	1,207
23	Federal Signal Corp.	511
56	Greenbrier Cos., Inc. (The)	2,834
34	Harsco Corp. (a)	694
24	IDEX Corp.	3,477
80	ITT, Inc.	3,919
30	Kennametal, Inc.	1,189
35	Lincoln Electric Holdings, Inc.	3,121

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
6	Lydall, Inc. (a)	290
22	Mueller Industries, Inc.	578
29	Oshkosh Corp.	2,256
15	SPX Corp. (a)	474
73	SPX FLOW, Inc. (a)	3,591
5	Standex International Corp.	486
72	Terex Corp.	2,689
30	Timken Co. (The)	1,389
43	Toro Co. (The)	2,654
59	Trinity Industries, Inc.	1,928
22	Wabash National Corp.	456
8	Wabtec Corp.	645
39	Watts Water Technologies, Inc., Class A	3,030

		52,326

	Professional Services — 2.4%
15	Dun & Bradstreet Corp. (The)	1,720
18	FTI Consulting, Inc. (a)	860
26	Heidrick & Struggles International, Inc.	822
75	Insperity, Inc.	5,237
27	Kelly Services, Inc., Class A	770
81	Korn/Ferry International	4,163
55	ManpowerGroup, Inc.	6,294
19	Navigant Consulting, Inc. (a)	362
20	On Assignment, Inc. (a)	1,613
47	Resources Connection, Inc.	759
88	TrueBlue, Inc. (a)	2,291

		24,891

	Road & Rail — 1.1%
76	ArcBest Corp.	2,423
27	Avis Budget Group, Inc. (a)	1,284
32	Landstar System, Inc.	3,505
27	Old Dominion Freight Line, Inc.	4,027
9	Saia, Inc. (a)	661

		11,900

	Trading Companies & Distributors — 0.7%
16	Applied Industrial Technologies, Inc.	1,152
5	DXP Enterprises, Inc. (a)	198
18	MSC Industrial Direct Co., Inc., Class A	1,688
40	NOW, Inc. (a)	409
27	Veritiv Corp. (a)	1,074
13	Watsco, Inc.	2,425

		6,946

	Total Industrials	174,987

	Information Technology — 17.1%
	Communications Equipment — 1.0%
155	ARRIS International plc (a)	4,118
45	Ciena Corp. (a)	1,173
9	Comtech Telecommunications Corp.	281
54	Digi International, Inc. (a)	558
127	Extreme Networks, Inc. (a)	1,405
13	InterDigital, Inc.	942
20	NETGEAR, Inc. (a)	1,156
17	Plantronics, Inc.	1,008

		10,641

	Electronic Equipment, Instruments & Components — 5.6%
12	Anixter International, Inc. (a)	894
91	Arrow Electronics, Inc. (a)	7,036
114	Avnet, Inc.	4,746
29	Bel Fuse, Inc., Class B	552
16	Belden, Inc.	1,070
94	Benchmark Electronics, Inc.	2,813
32	Cognex Corp.	1,653
9	Coherent, Inc. (a)	1,723
16	Electro Scientific Industries, Inc. (a)	315
5	ePlus, Inc. (a)	396
28	Insight Enterprises, Inc. (a)	964
15	Itron, Inc. (a)	1,080
151	Jabil, Inc.	4,327
21	KEMET Corp. (a)	372
108	Keysight Technologies, Inc. (a)	5,658
8	Littelfuse, Inc.	1,750
65	Methode Electronics, Inc.	2,555
45	National Instruments Corp.	2,286
54	Plexus Corp. (a)	3,249
6	Rogers Corp. (a)	729
60	Sanmina Corp. (a)	1,561
5	ScanSource, Inc. (a)	171
9	SYNNEX Corp.	1,077
51	Tech Data Corp. (a)	4,342
80	Trimble, Inc. (a)	2,869
83	TTM Technologies, Inc. (a)	1,272
54	Vishay Intertechnology, Inc.	998

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
21	Zebra Technologies Corp., Class A (a)	2,881

		59,339

	Internet Software & Services — 0.7%
16	Blucora, Inc. (a)	396
14	Cars.com, Inc. (a)	405
17	comScore, Inc. (a)	404
19	j2 Global, Inc.	1,531
18	LogMeIn, Inc.	2,115
22	NIC, Inc.	290
53	QuinStreet, Inc. (a)	681
6	Stamps.com, Inc. (a)	1,186

		7,008

	IT Services — 3.7%
79	Broadridge Financial Solutions, Inc.	8,644
27	CACI International, Inc., Class A (a)	4,013
18	Cardtronics plc, Class A (a)	399
37	Convergys Corp.	834
34	CoreLogic, Inc. (a)	1,520
35	CSG Systems International, Inc.	1,590
37	ExlService Holdings, Inc. (a)	2,072
91	Leidos Holdings, Inc.	5,971
9	ManTech International Corp., Class A	516
9	MAXIMUS, Inc.	627
63	Perficient, Inc. (a)	1,437
80	Sabre Corp.	1,716
56	Science Applications International Corp.	4,373
80	Sykes Enterprises, Inc. (a)	2,329
65	Teradata Corp. (a)	2,559
11	Virtusa Corp. (a)	523

		39,123

	Semiconductors & Semiconductor Equipment — 3.2%
9	Advanced Energy Industries, Inc. (a)	556
9	Cabot Microelectronics Corp.	958
24	Cirrus Logic, Inc. (a)	989
66	Cohu, Inc.	1,503
7	Cree, Inc. (a)	286
76	Cypress Semiconductor Corp.	1,284
25	First Solar, Inc. (a)	1,782
54	Integrated Device Technology, Inc. (a)	1,647
160	Kulicke & Soffa Industries, Inc., (Singapore) (a)	3,990
52	Microsemi Corp. (a)	3,359
32	MKS Instruments, Inc.	3,732
44	Nanometrics, Inc. (a)	1,181
76	Rudolph Technologies, Inc. (a)	2,097
37	Semtech Corp. (a)	1,449
14	Synaptics, Inc. (a)	631
175	Teradyne, Inc.	7,981
32	Ultra Clean Holdings, Inc. (a)	622
3	Veeco Instruments, Inc. (a)	46

		34,093

	Software — 2.6%
32	8x8, Inc. (a)	602
48	ACI Worldwide, Inc. (a)	1,131
14	Bottomline Technologies de, Inc. (a)	543
30	CDK Global, Inc.	1,926
37	CommVault Systems, Inc. (a)	2,116
14	Fair Isaac Corp. (a)	2,330
99	Fortinet, Inc. (a)	5,304
15	MicroStrategy, Inc., Class A (a)	1,981
39	Monotype Imaging Holdings, Inc.	869
69	Progress Software Corp.	2,641
55	PTC, Inc. (a)	4,252
13	Qualys, Inc. (a)	938
15	Synchronoss Technologies, Inc. (a)	155
77	TiVo Corp.	1,046
7	Ultimate Software Group, Inc. (The) (a)	1,755

		27,589

	Technology Hardware, Storage & Peripherals — 0.3%
110	NCR Corp. (a)	3,455

	Total Information Technology	181,248

	Materials — 6.6%
	Chemicals — 2.8%
57	A Schulman, Inc.	2,438
10	AdvanSix, Inc. (a)	362
12	American Vanguard Corp.	234
13	Ashland Global Holdings, Inc.	913
49	Cabot Corp.	2,755
108	Chemours Co. (The)	5,280

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Chemicals — continued
42	FutureFuel Corp.	506
4	Hawkins, Inc.	140
20	HB Fuller Co.	980
24	Ingevity Corp. (a)	1,739
46	Innophos Holdings, Inc.	1,862
9	Innospec, Inc.	638
44	Koppers Holdings, Inc. (a)	1,825
25	Kraton Corp. (a)	1,183
15	Minerals Technologies, Inc.	1,000
33	PolyOne Corp.	1,412
49	Rayonier Advanced Materials, Inc.	1,052
24	RPM International, Inc.	1,158
17	Scotts Miracle-Gro Co. (The)	1,449
35	Stepan Co.	2,876

		29,802

	Construction Materials — 0.1%
10	Eagle Materials, Inc.	979
5	US Concrete, Inc. (a)	308

		1,287

	Containers & Packaging — 0.7%
7	AptarGroup, Inc.	629
10	Bemis Co., Inc.	427
9	Greif, Inc., Class A	481
166	Owens-Illinois, Inc. (a)	3,593
30	Silgan Holdings, Inc.	841
24	Sonoco Products Co.	1,154

		7,125

	Metals & Mining — 1.9%
129	AK Steel Holding Corp. (a)	585
7	Carpenter Technology Corp.	327
19	Century Aluminum Co. (a)	314
43	Commercial Metals Co.	887
7	Kaiser Aluminum Corp.	722
52	Reliance Steel & Aluminum Co.	4,466
8	Royal Gold, Inc.	721
141	Steel Dynamics, Inc.	6,224
27	SunCoke Energy, Inc. (a)	285
105	United States Steel Corp.	3,706
46	Worthington Industries, Inc.	1,984

		20,221

	Paper & Forest Products — 1.1%
49	Boise Cascade Co.	1,895
78	Domtar Corp.	3,338
18	KapStone Paper and Packaging Corp.	605
99	Louisiana-Pacific Corp.	2,843
69	Schweitzer-Mauduit International, Inc.	2,718

		11,399

	Total Materials	69,834

	Real Estate — 8.1%
	Equity Real Estate Investment Trusts (REITs) — 7.3%
41	Agree Realty Corp.	1,965
26	Alexander & Baldwin, Inc.	601
53	American Assets Trust, Inc.	1,774
82	American Campus Communities, Inc.	3,185
202	Armada Hoffler Properties, Inc.	2,759
34	Camden Property Trust	2,900
20	Chesapeake Lodging Trust	556
73	CoreCivic, Inc.	1,421
19	CoreSite Realty Corp.	1,885
107	Corporate Office Properties Trust	2,765
108	Cousins Properties, Inc.	934
32	CyrusOne, Inc.	1,613
26	DCT Industrial Trust, Inc.	1,476
168	DiamondRock Hospitality Co.	1,755
71	Douglas Emmett, Inc.	2,603
18	EPR Properties	993
45	First Industrial Realty Trust, Inc.	1,315
28	Franklin Street Properties Corp.	232
125	GEO Group, Inc. (The)	2,554
102	Getty Realty Corp.	2,577
22	Healthcare Realty Trust, Inc.	615
15	Hersha Hospitality Trust	274
106	Highwoods Properties, Inc.	4,628
159	Hospitality Properties Trust	4,028
38	JBG SMITH Properties	1,294
36	Kilroy Realty Corp.	2,573
80	Kite Realty Group Trust	1,217
62	LaSalle Hotel Properties	1,793
48	Liberty Property Trust	1,903
46	Mack-Cali Realty Corp.	762
73	Medical Properties Trust, Inc.	952
21	National Storage Affiliates Trust	517
47	PotlatchDeltic Corp.	2,436
29	PS Business Parks, Inc.	3,273
34	Ramco-Gershenson Properties Trust	424

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
126	Rayonier, Inc.	4,436
37	Retail Opportunity Investments Corp.	659
63	Sabra Health Care REIT, Inc.	1,118
5	Saul Centers, Inc.	234
171	Senior Housing Properties Trust	2,682
43	Summit Hotel Properties, Inc.	580
26	Taubman Centers, Inc.	1,496
71	Uniti Group, Inc.	1,150
13	Urstadt Biddle Properties, Inc., Class A	249
192	Washington Prime Group, Inc.	1,281
18	Weingarten Realty Investors	496

		76,933

	Real Estate Management & Development — 0.8%
43	HFF, Inc., Class A	2,146
36	Jones Lang LaSalle, Inc.	6,206

		8,352

	Total Real Estate	85,285

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.4%
4	ATN International, Inc.	250
395	Vonage Holdings Corp. (a)	4,210

		4,460

	Wireless Telecommunication Services — 0.5%
35	Spok Holdings, Inc.	522
168	Telephone & Data Systems, Inc.	4,709

		5,231

	Total Telecommunication Services	9,691

	Utilities — 4.6%
	Electric Utilities — 1.9%
30	ALLETE, Inc.	2,139
32	El Paso Electric Co.	1,657
115	Great Plains Energy, Inc.	3,661
75	Hawaiian Electric Industries, Inc.	2,592
34	IDACORP, Inc.	2,989
148	OGE Energy Corp.	4,848
33	PNM Resources, Inc.	1,274
10	Westar Energy, Inc.	547

		19,707

	Gas Utilities — 1.7%
79	Atmos Energy Corp.	6,677
42	National Fuel Gas Co.	2,147
37	New Jersey Resources Corp.	1,473
20	Southwest Gas Holdings, Inc. (a)	1,323
2	Spire, Inc.	159
145	UGI Corp.	6,422
3	WGL Holdings, Inc.	284

		18,485

	Multi-Utilities — 0.9%
35	Avista Corp.	1,769
78	MDU Resources Group, Inc.	2,196
17	NorthWestern Corp.	933
73	Vectren Corp.	4,672

		9,570

	Water Utilities — 0.1%
15	American States Water Co.	782

	Total Utilities	48,544

	Total Common Stocks (Cost $743,146)	1,049,273

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Information Technology — 0.0% (g)
	Electronic Equipment, Instruments & Components — 0.0% (g)
18	Gerber Scientific, Inc., CVR (a) (bb) (Cost $–)	—	(h)

SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
21,042	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $21,042)	21,042

	Total Investments — 101.1% (Cost $764,188)	1,070,315
	Liabilities in Excess of Other Assets — (1.1)%	(11,951)

	NET ASSETS — 100.0%	$1,058,364

Percentages indicated are based on net assets.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	20	06/2018	USD	1,531	(43)
S&P Midcap 400 E-Mini Index	21	06/2018	USD	3,955	(81)

					(124)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights
REIT	—	Real Estate Investment Trust.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,070,315	$—	$—	(b)	$1,070,315

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(124)	$—	$—		$(124)

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than 500.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.7%
	Consumer Discretionary — 15.5%
	Automobiles — 1.0%
46	Tesla, Inc. (a)	12,175
227	Thor Industries, Inc.	26,144

		38,319

	Distributors — 1.3%
1,304	LKQ Corp. (a)	49,475

	Diversified Consumer Services — 0.8%
290	Bright Horizons Family Solutions, Inc. (a)	28,899

	Hotels, Restaurants & Leisure — 3.6%
609	Hilton Grand Vacations, Inc. (a)	26,207
707	Hilton Worldwide Holdings, Inc.	55,718
914	Red Rock Resorts, Inc., Class A	26,765
121	Vail Resorts, Inc.	26,781

		135,471

	Household Durables — 1.9%
305	Mohawk Industries, Inc. (a)	70,797

	Internet & Direct Marketing Retail — 0.5%
282	Wayfair, Inc., Class A (a)	19,025

	Specialty Retail — 3.8%
212	O’Reilly Automotive, Inc. (a)	52,485
871	Ross Stores, Inc.	67,920
105	Ulta Beauty, Inc. (a)	21,400

		141,805

	Textiles, Apparel & Luxury Goods — 2.6%
1,306	Gildan Activewear, Inc., (Canada)	37,726
339	Lululemon Athletica, Inc. (a)	30,176
516	Tapestry, Inc.	27,121

		95,023

	Total Consumer Discretionary	578,814

	Consumer Staples — 0.5%
	Beverages — 0.5%
314	Monster Beverage Corp. (a)	17,991

	Energy — 1.9%
	Oil, Gas & Consumable Fuels — 1.9%
478	Concho Resources, Inc. (a)	71,921

	Financials — 10.4%
	Banks — 2.6%
369	Comerica, Inc.	35,369
570	East West Bancorp, Inc.	35,676
282	First Republic Bank	26,079

		97,124

	Capital Markets — 6.3%
152	Affiliated Managers Group, Inc.	28,743
287	Ameriprise Financial, Inc.	42,459
487	Nasdaq, Inc.	41,972
344	S&P Global, Inc.	65,787
988	TD Ameritrade Holding Corp.	58,527

		237,488

	Insurance — 1.5%
896	Progressive Corp. (The)	54,581

	Total Financials	389,193

	Health Care — 13.8%
	Biotechnology — 3.4%
471	ACADIA Pharmaceuticals, Inc. (a)	10,586
197	BioMarin Pharmaceutical, Inc. (a)	15,987
988	Exelixis, Inc. (a)	21,878
189	Incyte Corp. (a)	15,783
259	Intercept Pharmaceuticals, Inc. (a)	15,956
272	Spark Therapeutics, Inc. (a)	18,132
167	Vertex Pharmaceuticals, Inc. (a)	27,216

		125,538

	Health Care Equipment & Supplies — 2.2%
81	DENTSPLY SIRONA, Inc.	4,050
381	DexCom, Inc. (a)	28,240
185	Edwards Lifesciences Corp. (a)	25,853
239	ResMed, Inc.	23,485

		81,628

	Health Care Providers & Services — 3.2%
767	Acadia Healthcare Co., Inc. (a)	30,047
292	AmerisourceBergen Corp.	25,173
305	Centene Corp. (a)	32,563
975	Premier, Inc., Class A (a)	30,530

		118,313

	Health Care Technology — 1.3%
477	Teladoc, Inc. (a)	19,239
431	Veeva Systems, Inc., Class A (a)	31,447

		50,686

	Life Sciences Tools & Services — 1.8%
286	Illumina, Inc. (a)	67,705

	Pharmaceuticals — 1.9%
252	Jazz Pharmaceuticals plc (a)	38,015
401	Zoetis, Inc.	33,471

		71,486

	Total Health Care	515,356

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrials — 18.5%
	Aerospace & Defense — 0.9%
462	HEICO Corp., Class A	32,799

	Air Freight & Logistics — 0.7%
271	XPO Logistics, Inc. (a)	27,580

	Airlines — 0.6%
393	Southwest Airlines Co.	22,523

	Building Products — 2.5%
690	Fortune Brands Home & Security, Inc.	40,658
252	Lennox International, Inc.	51,467

		92,125

	Commercial Services & Supplies — 4.2%
1,033	Copart, Inc. (a)	52,595
1,446	Waste Connections, Inc.	103,751

		156,346

	Machinery — 7.4%
41	AGCO Corp.	2,640
627	Fortive Corp.	48,574
276	Nordson Corp.	37,575
528	Oshkosh Corp.	40,822
292	Parker-Hannifin Corp.	50,009
316	Stanley Black & Decker, Inc.	48,457
369	WABCO Holdings, Inc. (a)	49,411

		277,488

	Road & Rail — 1.4%
351	Old Dominion Freight Line, Inc.	51,528

	Trading Companies & Distributors — 0.8%
589	Fastenal Co.	32,126

	Total Industrials	692,515

	Information Technology — 30.7%
	Communications Equipment — 2.8%
159	Arista Networks, Inc. (a)	40,572
342	Palo Alto Networks, Inc. (a)	62,101

		102,673

	Electronic Equipment, Instruments & Components — 3.0%
604	Amphenol Corp., Class A	52,043
1,093	Corning, Inc.	30,476
132	IPG Photonics Corp. (a)	30,689

		113,208

	Internet Software & Services — 2.1%
148	Dropbox, Inc., Class A (a)	4,622
808	GoDaddy, Inc., Class A (a)	49,627
251	GrubHub, Inc. (a)	25,510

		79,759

	IT Services — 7.5%
448	DXC Technology Co.	45,057
535	Fiserv, Inc. (a)	38,158
359	Gartner, Inc. (a)	42,188
668	Global Payments, Inc.	74,473
470	Square, Inc., Class A (a)	23,109
706	Worldpay, Inc. (a)	58,090

		281,075

	Semiconductors & Semiconductor Equipment — 3.9%
95	Broadcom Ltd.	22,418
574	Cavium, Inc. (a)	45,541
227	Lam Research Corp.	46,115
684	Teradyne, Inc.	31,270

		145,344

	Software — 11.4%
289	Autodesk, Inc. (a)	36,343
376	Electronic Arts, Inc. (a)	45,623
322	Guidewire Software, Inc. (a)	25,997
223	Paycom Software, Inc. (a)	23,894
244	Proofpoint, Inc. (a)	27,696
403	Red Hat, Inc. (a)	60,193
388	ServiceNow, Inc. (a)	64,256
499	Splunk, Inc. (a)	49,091
296	Take-Two Interactive Software, Inc. (a)	28,982
130	Tyler Technologies, Inc. (a)	27,383
296	Workday, Inc., Class A (a)	37,588

		427,046

	Total Information Technology	1,149,105

	Materials — 3.2%
	Construction Materials — 2.2%
385	Eagle Materials, Inc.	39,677
376	Vulcan Materials Co.	42,901

		82,578

	Containers & Packaging — 1.0%
342	Avery Dennison Corp.	36,295

	Total Materials	118,873

	Real Estate — 1.2%
	Real Estate Management & Development — 1.2%
908	CBRE Group, Inc., Class A (a)	42,896

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued

	Total Common Stocks (Cost $2,609,443)	3,576,664

Master Limited Partnership — 0.4%
	Financials — 0.4%
	Capital Markets — 0.4%
403	Oaktree Capital Group LLC (Cost $18,746)	15,974

Short-Term Investment — 3.3%
	Investment Company — 3.3%
121,836	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $121,836)	121,836

	Total Investments — 99.4% (Cost $2,750,025)	3,714,474
	Other Assets in Excess of Liabilities — 0.6%	23,703

	NET ASSETS — 100.0%	$3,738,177

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,714,474	$—	$—	$3,714,474

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.7%
	Consumer Discretionary — 13.8%
	Automobiles — 1.1%
511	Winnebago Industries, Inc.	19,212

	Distributors — 1.0%
118	Pool Corp.	17,281

	Diversified Consumer Services — 1.3%
231	Bright Horizons Family Solutions, Inc. (a)	23,065

	Hotels, Restaurants & Leisure — 2.9%
765	Boyd Gaming Corp.	24,368
329	Texas Roadhouse, Inc.	18,982
35	Vail Resorts, Inc.	7,836

		51,186

	Household Durables — 0.7%
756	TRI Pointe Group, Inc. (a)	12,429

	Internet & Direct Marketing Retail — 1.2%
1,990	Groupon, Inc. (a)	8,635
179	Wayfair, Inc., Class A (a)	12,074

		20,709

	Multiline Retail — 1.2%
369	Ollie’s Bargain Outlet Holdings, Inc. (a)	22,259

	Specialty Retail — 3.5%
116	Burlington Stores, Inc. (a)	15,457
118	Floor & Decor Holdings, Inc., Class A (a)	6,138
661	Hudson Ltd., (United Kingdom), Class A (a)	10,516
199	Lithia Motors, Inc., Class A	19,970
310	National Vision Holdings, Inc. (a)	10,004

		62,085

	Textiles, Apparel & Luxury Goods — 0.9%
583	Wolverine World Wide, Inc.	16,844

	Total Consumer Discretionary	245,070

	Consumer Staples — 2.5%
	Food & Staples Retailing — 1.9%
82	Casey’s General Stores, Inc.	8,995
797	Performance Food Group Co. (a)	23,777

		32,772

	Food Products — 0.6%
675	Freshpet, Inc. (a)	11,097

	Total Consumer Staples	43,869

	Energy — 1.2%
	Oil, Gas & Consumable Fuels — 1.2%
765	Jagged Peak Energy, Inc. (a)	10,811
236	RSP Permian, Inc. (a)	11,051

	Total Energy	21,862

	Financials — 5.4%
	Banks — 2.2%
192	Bank of the Ozarks, Inc.	9,252
45	Signature Bank (a)	6,348
257	Texas Capital Bancshares, Inc. (a)	23,068

		38,668

	Capital Markets — 2.5%
265	Evercore, Inc., Class A	23,135
306	Financial Engines, Inc.	10,727
1,135	PennantPark Investment Corp.	7,581
390	WisdomTree Investments, Inc.	3,577

		45,020

	Thrifts & Mortgage Finance — 0.7%
318	BofI Holding, Inc. (a)	12,883

	Total Financials	96,571

	Health Care — 22.1%
	Biotechnology — 8.9%
181	ACADIA Pharmaceuticals, Inc. (a)	4,069
985	Adverum Biotechnologies, Inc. (a)	5,715
95	ARMO BioSciences, Inc. (a)	3,551
502	Bellicum Pharmaceuticals, Inc. (a)	3,290
230	Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,935
427	Clementia Pharmaceuticals, Inc., (Canada) (a)	6,473
75	Clovis Oncology, Inc. (a)	3,964
387	Coherus Biosciences, Inc. (a)	4,275
395	Exact Sciences Corp. (a)	15,921
271	FibroGen, Inc. (a)	12,518
117	G1 Therapeutics, Inc. (a)	4,323
860	Halozyme Therapeutics, Inc. (a)	16,847
512	Homology Medicines, Inc. (a)	9,568
114	Insmed, Inc. (a)	2,575
112	Neurocrine Biosciences, Inc. (a)	9,251
164	Portola Pharmaceuticals, Inc. (a)	5,362
308	REGENXBIO, Inc. (a)	9,196
129	Sage Therapeutics, Inc. (a)	20,730
220	Spark Therapeutics, Inc. (a)	14,625

		158,188

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — 4.4%
1,477	GenMark Diagnostics, Inc. (a)	8,036
274	Insulet Corp. (a)	23,738
196	iRhythm Technologies, Inc. (a)	12,320
666	K2M Group Holdings, Inc. (a)	12,618
212	Nevro Corp. (a)	18,363
1,383	TransEnterix, Inc. (a)	2,351

		77,426

	Health Care Providers & Services — 2.4%
392	Acadia Healthcare Co., Inc. (a)	15,360
157	Amedisys, Inc. (a)	9,478
96	WellCare Health Plans, Inc. (a)	18,528

		43,366

	Health Care Technology — 2.7%
860	Evolent Health, Inc., Class A (a)	12,259
663	Teladoc, Inc. (a)	26,714
124	Veeva Systems, Inc., Class A (a)	9,091

		48,064

	Pharmaceuticals — 3.7%
770	Horizon Pharma plc (a)	10,933
311	Nektar Therapeutics (a)	33,015
409	Revance Therapeutics, Inc. (a)	12,605
2,063	TherapeuticsMD, Inc. (a)	10,046

		66,599

	Total Health Care	393,643

	Industrials — 18.1%
	Aerospace & Defense — 1.9%
254	HEICO Corp.	22,080
181	Hexcel Corp.	11,677

		33,757

	Air Freight & Logistics — 0.4%
71	XPO Logistics, Inc. (a)	7,198

	Building Products — 4.8%
738	Advanced Drainage Systems, Inc.	19,124
330	JELD-WEN Holding, Inc. (a)	10,114
104	Lennox International, Inc.	21,190
189	Masonite International Corp. (a)	11,619
214	Trex Co., Inc. (a)	23,290

		85,337

	Commercial Services & Supplies — 1.3%
1,027	Advanced Disposal Services, Inc. (a)	22,871

	Machinery — 5.3%
582	Evoqua Water Technologies Corp. (a)	12,383
370	Graco, Inc.	16,899
359	ITT, Inc.	17,607
252	John Bean Technologies Corp.	28,571
254	Oshkosh Corp.	19,618

		95,078

	Marine — 0.6%
128	Kirby Corp. (a)	9,813

	Road & Rail — 1.7%
63	Old Dominion Freight Line, Inc.	9,198
288	Saia, Inc. (a)	21,636

		30,834

	Trading Companies & Distributors — 2.1%
455	H&E Equipment Services, Inc.	17,508
459	Rush Enterprises, Inc., Class A (a)	19,495

		37,003

	Total Industrials	321,891

	Information Technology — 29.5%
	Communications Equipment — 1.1%
346	Ciena Corp. (a)	8,973
723	Quantenna Communications, Inc. (a)	9,905

		18,878

	Electronic Equipment, Instruments & Components — 1.4%
118	Littelfuse, Inc.	24,590

	Internet Software & Services — 12.1%
221	2U, Inc. (a)	18,601
668	Cloudera, Inc. (a)	14,407
467	Envestnet, Inc. (a)	26,781
281	GoDaddy, Inc., Class A (a)	17,240
398	GrubHub, Inc. (a)	40,416
434	Instructure, Inc. (a)	18,276
452	MuleSoft, Inc., Class A (a)	19,889
600	Nutanix, Inc., Class A (a)	29,477
450	Okta, Inc. (a)	17,920
253	Trade Desk, Inc. (The), Class A (a)	12,556

		215,563

	Semiconductors & Semiconductor Equipment — 5.2%
101	Cavium, Inc. (a)	8,000
574	Entegris, Inc.	19,992
483	Inphi Corp. (a)	14,532
249	MKS Instruments, Inc.	28,821
184	Monolithic Power Systems, Inc.	21,300

		92,645

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — 9.7%
103	Atlassian Corp. plc, (Australia), Class A (a)	5,559
149	Guidewire Software, Inc. (a)	12,072
216	HubSpot, Inc. (a)	23,394
273	Paycom Software, Inc. (a)	29,278
200	Proofpoint, Inc. (a)	22,676
320	RingCentral, Inc., Class A (a)	20,295
541	SailPoint Technologies Holding, Inc. (a)	11,197
83	Tyler Technologies, Inc. (a)	17,579
489	Zendesk, Inc. (a)	23,420
262	Zscaler, Inc. (a)	7,367

		172,837

	Total Information Technology	524,513

	Materials — 3.4%
	Chemicals — 1.3%
1,022	Ferro Corp. (a)	23,728

	Construction Materials — 2.1%
171	Eagle Materials, Inc.	17,635
651	Summit Materials, Inc., Class A (a)	19,715

		37,350

	Total Materials	61,078

	Real Estate — 1.7%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
291	CubeSmart	8,199
184	Highwoods Properties, Inc.	8,043

		16,242

	Real Estate Management & Development — 0.8%
232	RE/MAX Holdings, Inc., Class A	14,043

	Total Real Estate	30,285

	Total Common Stocks (Cost $1,124,410)	1,738,782

Short-Term Investment — 2.5%
	Investment Company — 2.5%
44,768	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $44,768)	44,768

	Total Investments — 100.2% (Cost $1,169,178)	1,783,550
	Liabilities in Excess of Other Assets — (0.2)%	(3,555)

	NET ASSETS — 100.0%	$1,779,995

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,783,550	$—	$—	$1,783,550

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
	Consumer Discretionary — 11.3%
	Auto Components — 0.3%
8	Cooper-Standard Holdings, Inc. (a)	934
150	Stoneridge, Inc. (a)	4,126

		5,060

	Distributors — 0.1%
216	Funko, Inc., Class A (a)	1,774
6	Weyco Group, Inc.	215

		1,989

	Diversified Consumer Services — 0.9%
66	American Public Education, Inc. (a)	2,847
251	Ascent Capital Group, Inc., Class A (a)	922
543	Houghton Mifflin Harcourt Co. (a)	3,772
257	K12, Inc. (a)	3,648
366	Regis Corp. (a)	5,541

		16,730

	Hotels, Restaurants & Leisure — 2.3%
133	Brinker International, Inc.	4,798
447	Penn National Gaming, Inc. (a)	11,746
619	Pinnacle Entertainment, Inc. (a)	18,651
264	Ruth’s Hospitality Group, Inc.	6,449
39	Speedway Motorsports, Inc.	700

		42,344

	Household Durables — 1.9%
29	AV Homes, Inc. (a)	529
599	Beazer Homes USA, Inc. (a)	9,548
96	Hamilton Beach Brands Holding Co., Class A	2,026
27	Helen of Troy Ltd. (a)	2,358
1,213	Hovnanian Enterprises, Inc., Class A (a)	2,219
531	KB Home	15,095
146	MDC Holdings, Inc.	4,064

		35,839

	Internet & Direct Marketing Retail — 0.3%
467	Liberty TripAdvisor Holdings, Inc., Class A (a)	5,024

	Media — 1.3%
183	Eros International plc, (India) (a)	1,994
452	EW Scripps Co. (The), Class A	5,413
1,009	Gannett Co., Inc.	10,072
355	Hemisphere Media Group, Inc. (a)	3,995
225	tronc, Inc. (a)	3,701

		25,175

	Multiline Retail — 1.1%
258	Dillard’s, Inc., Class A	20,720

	Specialty Retail — 2.2%
245	Aaron’s, Inc.	11,403
181	Chico’s FAS, Inc.	1,639
108	Children’s Place, Inc. (The)	14,621
288	Hibbett Sports, Inc. (a)	6,905
238	Hudson Ltd., (United Kingdom), Class A (a)	3,791
1,104	Office Depot, Inc.	2,374
150	Pier 1 Imports, Inc.	483

		41,216

	Textiles, Apparel & Luxury Goods — 0.9%
16	Deckers Outdoor Corp. (a)	1,404
376	Movado Group, Inc.	14,442
53	Perry Ellis International, Inc. (a)	1,360

		17,206

	Total Consumer Discretionary	211,303

	Consumer Staples — 1.3%
	Food & Staples Retailing — 0.0% (g)
19	SpartanNash Co.	334
7	United Natural Foods, Inc. (a)	309

		643

	Food Products — 0.6%
509	Darling Ingredients, Inc. (a)	8,802
57	Dean Foods Co.	489
42	Fresh Del Monte Produce, Inc.	1,877

		11,168

	Household Products — 0.2%
101	Central Garden & Pet Co., Class A (a)	3,993

	Tobacco — 0.5%
108	Universal Corp.	5,228
191	Vector Group Ltd.	3,899

		9,127

	Total Consumer Staples	24,931

	Energy — 5.3%
	Energy Equipment & Services — 2.0%
763	Archrock, Inc.	6,677
140	FTS International, Inc. (a)	2,565
43	Natural Gas Services Group, Inc. (a)	1,023

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
2,205	Noble Corp. plc (a)	8,179
298	Parker Drilling Co. (a)	189
1,144	Rowan Cos. plc, Class A (a)	13,200
299	Unit Corp. (a)	5,914

		37,747

	Oil, Gas & Consumable Fuels — 3.3%
465	Delek US Energy, Inc.	18,905
3,083	Denbury Resources, Inc. (a)	8,446
1,801	EP Energy Corp., Class A (a)	2,414
1,655	HighPoint Resources Corp. (a)	8,405
47	NACCO Industries, Inc., Class A	1,528
566	Pacific Ethanol, Inc. (a)	1,699
65	Renewable Energy Group, Inc. (a)	837
157	REX American Resources Corp. (a)	11,437
377	Sanchez Energy Corp. (a)	1,180
112	Ship Finance International Ltd., (Norway)	1,602
1,154	W&T Offshore, Inc. (a)	5,110

		61,563

	Total Energy	99,310

	Financials — 29.6%
	Banks — 18.0%
105	1st Source Corp.	5,295
6	American National Bankshares, Inc.	229
124	BancFirst Corp.	6,600
362	BancorpSouth Bank	11,505
158	Bank of Hawaii Corp.	13,163
147	Banner Corp.	8,163
30	Bryn Mawr Bank Corp.	1,314
16	Cadence BanCorp	444
200	Cathay General Bancorp	7,984
443	Central Pacific Financial Corp.	12,596
23	Central Valley Community Bancorp	458
8	Century Bancorp, Inc., Class A	643
19	Citizens & Northern Corp.	430
140	City Holding Co.	9,605
102	Columbia Banking System, Inc.	4,262
132	Community Bank System, Inc.	7,043
118	Community Trust Bancorp, Inc.	5,350
12	East West Bancorp, Inc.	747
238	FCB Financial Holdings, Inc., Class A (a)	12,172
67	Financial Institutions, Inc.	1,992
29	First BanCorp	1,045
1,173	First BanCorp, (Puerto Rico) (a)	7,060
8	First Citizens BancShares, Inc., Class A	3,347
1,176	First Commonwealth Financial Corp.	16,621
58	First Community Bancshares, Inc.	1,743
105	First Financial Bancorp	3,076
73	First Financial Bankshares, Inc.	3,394
20	First Financial Corp.	836
93	First Hawaiian, Inc.	2,599
98	First Interstate BancSystem, Inc., Class A	3,862
142	Flushing Financial Corp.	3,815
342	Fulton Financial Corp.	6,074
205	Glacier Bancorp, Inc.	7,879
36	Great Southern Bancorp, Inc.	1,783
101	Great Western Bancorp, Inc.	4,079
311	Hancock Holding Co.	16,090
23	Heritage Financial Corp.	718
236	Hilltop Holdings, Inc.	5,532
442	Hope Bancorp, Inc.	8,042
53	Independent Bank Corp.	1,216
943	Investors Bancorp, Inc.	12,857
40	Lakeland Financial Corp.	1,868
137	MainSource Financial Group, Inc.	5,589
18	Mercantile Bank Corp.	609
545	OFG Bancorp, (Puerto Rico)	5,697
144	PacWest Bancorp	7,118
17	Preferred Bank	1,098
19	Republic Bancorp, Inc., Class A	724
21	S&T Bancorp, Inc.	847
26	Sandy Spring Bancorp, Inc.	1,000
95	Simmons First National Corp., Class A	2,693
7	South State Corp.	601
75	Southside Bancshares, Inc.	2,607
56	State Bank Financial Corp.	1,672
18	Stock Yards Bancorp, Inc.	642
22	Tompkins Financial Corp.	1,629
25	TriState Capital Holdings, Inc. (a)	574
343	Trustmark Corp.	10,700
216	UMB Financial Corp.	15,607
571	Umpqua Holdings Corp.	12,233
357	Union Bankshares Corp.	13,119

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
73	Valley National Bancorp	913
37	Washington Trust Bancorp, Inc.	1,978
108	Webster Financial Corp.	5,989
13	West Bancorp, Inc.	321
333	Westamerica Bancorp	19,341

		336,832

	Capital Markets — 1.1%
42	Arlington Asset Investment Corp., Class A	464
11	Associated Capital Group, Inc., Class A	405
18	GAMCO Investors, Inc., Class A	454
67	Oppenheimer Holdings, Inc., Class A	1,733
157	Stifel Financial Corp.	9,311
62	Virtus Investment Partners, Inc.	7,638

		20,005

	Consumer Finance — 0.5%
327	EZCORP, Inc., Class A (a)	4,312
88	Nelnet, Inc., Class A	4,602
33	Regional Management Corp. (a)	1,035

		9,949

	Diversified Financial Services — 0.3%
218	Cannae Holdings, Inc. (a)	4,102
31	Marlin Business Services Corp.	887

		4,989

	Insurance — 4.4%
73	Argo Group International Holdings Ltd.	4,163
790	CNO Financial Group, Inc.	17,119
11	Global Indemnity Ltd., (Cayman Islands)	387
71	Hallmark Financial Services, Inc. (a)	631
498	Heritage Insurance Holdings, Inc.	7,554
131	Horace Mann Educators Corp.	5,613
9	Infinity Property & Casualty Corp.	1,006
1,255	MBIA, Inc. (a)	11,617
56	Navigators Group, Inc. (The)	3,246
183	Primerica, Inc.	17,716
127	ProAssurance Corp.	6,151
380	Third Point Reinsurance Ltd., (Bermuda) (a)	5,304
54	Universal Insurance Holdings, Inc.	1,735

		82,242

	Mortgage Real Estate Investment Trusts (REITs) — 1.7%
91	AG Mortgage Investment Trust, Inc.	1,577
77	ARMOUR Residential REIT, Inc.	1,796
727	Capstead Mortgage Corp.	6,288
120	Cherry Hill Mortgage Investment Corp.	2,105
1,413	CYS Investments, Inc.	9,498
303	Dynex Capital, Inc.	2,006
187	Ellington Residential Mortgage REIT	2,045
405	Invesco Mortgage Capital, Inc.	6,626

		31,941

	Thrifts & Mortgage Finance — 3.6%
87	BankFinancial Corp.	1,481
1,105	Beneficial Bancorp, Inc.	17,185
239	Charter Financial Corp.	4,865
33	First Defiance Financial Corp.	1,897
300	Meridian Bancorp, Inc.	6,047
615	Northfield Bancorp, Inc.	9,600
27	Oritani Financial Corp.	408
18	Provident Financial Holdings, Inc.	319
107	Radian Group, Inc.	2,039
15	Territorial Bancorp, Inc.	451
41	United Community Financial Corp.	405
94	United Financial Bancorp, Inc.	1,516
131	Walker & Dunlop, Inc.	7,778
340	Washington Federal, Inc.	11,775
86	Waterstone Financial, Inc.	1,479
19	WSFS Financial Corp.	905

		68,150

	Total Financials	554,108

	Health Care — 7.2%
	Biotechnology — 3.3%
45	Acorda Therapeutics, Inc. (a)	1,069
157	Adamas Pharmaceuticals, Inc. (a)	3,748
414	AMAG Pharmaceuticals, Inc. (a)	8,346
453	Ardelyx, Inc. (a)	2,289
161	Arsanis, Inc. (a)	3,690
23	Bluebird Bio, Inc. (a)	3,910
187	Deciphera Pharmaceuticals, Inc. (a)	3,749
64	Enanta Pharmaceuticals, Inc. (a)	5,146
121	Epizyme, Inc. (a)	2,153
273	Fate Therapeutics, Inc. (a)	2,665
226	Five Prime Therapeutics, Inc. (a)	3,881

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
1,770	Idera Pharmaceuticals, Inc. (a)	3,257
11	Immune Design Corp. (a)	36
324	Iovance Biotherapeutics, Inc. (a)	5,471
11	MacroGenics, Inc. (a)	284
49	Radius Health, Inc. (a)	1,761
463	Rigel Pharmaceuticals, Inc. (a)	1,638
242	Syndax Pharmaceuticals, Inc. (a)	3,448
370	Tocagen, Inc. (a)	4,384

		60,925

	Health Care Equipment & Supplies — 0.9%
256	AngioDynamics, Inc. (a)	4,413
30	FONAR Corp. (a)	893
28	Halyard Health, Inc. (a)	1,272
183	Meridian Bioscience, Inc.	2,600
416	Wright Medical Group NV (a)	8,247

		17,425

	Health Care Providers & Services — 1.9%
326	American Renal Associates Holdings, Inc. (a)	6,136
661	Community Health Systems, Inc. (a)	2,616
67	Cross Country Healthcare, Inc. (a)	746
487	Kindred Healthcare, Inc. (a)	4,459
87	Molina Healthcare, Inc. (a)	7,038
474	Owens & Minor, Inc.	7,366
81	Tivity Health, Inc. (a)	3,216
46	Triple-S Management Corp., (Puerto Rico), Class B (a)	1,213
15	WellCare Health Plans, Inc. (a)	2,885

		35,675

	Health Care Technology — 0.3%
410	Allscripts Healthcare Solutions, Inc. (a)	5,067

	Pharmaceuticals — 0.8%
63	Amphastar Pharmaceuticals, Inc. (a)	1,179
129	Dermira, Inc. (a)	1,034
245	Intra-Cellular Therapies, Inc. (a)	5,162
139	Medicines Co. (The) (a)	4,585
68	MyoKardia, Inc. (a)	3,314

		15,274

	Total Health Care	134,366

	Industrials — 13.2%
	Aerospace & Defense — 1.2%
130	AAR Corp.	5,748
78	Curtiss-Wright Corp.	10,508
83	Moog, Inc., Class A (a)	6,848

		23,104

	Building Products — 0.1%
61	Gibraltar Industries, Inc. (a)	2,055

	Commercial Services & Supplies — 2.1%
1,406	ACCO Brands Corp.	17,650
816	ARC Document Solutions, Inc. (a)	1,796
62	CECO Environmental Corp.	276
81	Ennis, Inc.	1,590
367	Essendant, Inc.	2,866
332	Quad/Graphics, Inc.	8,426
115	VSE Corp.	5,969

		38,573

	Construction & Engineering — 1.5%
35	Argan, Inc.	1,482
237	EMCOR Group, Inc.	18,454
230	KBR, Inc.	3,716
168	MYR Group, Inc. (a)	5,165

		28,817

	Electrical Equipment — 0.2%
118	Powell Industries, Inc.	3,170

	Machinery — 2.7%
92	AGCO Corp.	5,966
148	Briggs & Stratton Corp.	3,169
261	Douglas Dynamics, Inc.	11,306
25	Graham Corp.	531
212	Harsco Corp. (a)	4,376
44	Hurco Cos., Inc.	2,006
59	Kadant, Inc.	5,547
16	LB Foster Co., Class A (a)	374
813	Wabash National Corp.	16,920

		50,195

	Marine — 0.3%
973	Costamare, Inc., (Monaco)	6,070

	Professional Services — 2.9%
108	Barrett Business Services, Inc.	8,961
26	CRA International, Inc.	1,370
380	FTI Consulting, Inc. (a)	18,391
212	Huron Consulting Group, Inc. (a)	8,089
41	ICF International, Inc.	2,396
1,019	RPX Corp.	10,889
178	TrueBlue, Inc. (a)	4,597

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Professional Services — continued

		54,693

	Road & Rail — 0.9%
308	ArcBest Corp.	9,884
42	Covenant Transportation Group, Inc., Class A (a)	1,247
61	Schneider National, Inc., Class B	1,585
471	YRC Worldwide, Inc. (a)	4,157

		16,873

	Trading Companies & Distributors — 1.3%
132	DXP Enterprises, Inc. (a)	5,130
602	MRC Global, Inc. (a)	9,891
362	Titan Machinery, Inc. (a)	8,524

		23,545

	Total Industrials	247,095

	Information Technology — 8.9%
	Communications Equipment — 1.2%
34	Comtech Telecommunications Corp.	1,028
188	Finisar Corp. (a)	2,972
180	Infinera Corp. (a)	1,956
65	InterDigital, Inc.	4,791
60	NETGEAR, Inc. (a)	3,421
281	NetScout Systems, Inc. (a)	7,397
76	Ribbon Communications, Inc. (a)	387

		21,952

	Electronic Equipment, Instruments & Components — 3.5%
195	Bel Fuse, Inc., Class B	3,691
607	Benchmark Electronics, Inc.	18,110
88	Insight Enterprises, Inc. (a)	3,074
193	Tech Data Corp. (a)	16,439
588	TTM Technologies, Inc. (a)	8,983
876	Vishay Intertechnology, Inc.	16,297

		66,594

	IT Services — 1.7%
93	Convergys Corp.	2,099
33	EVERTEC, Inc., (Puerto Rico)	544
209	Perficient, Inc. (a)	4,786
760	Travelport Worldwide Ltd.	12,417
1,047	Unisys Corp. (a)	11,255

		31,101

	Semiconductors & Semiconductor Equipment — 1.3%
723	Amkor Technology, Inc. (a)	7,323
710	Cypress Semiconductor Corp.	12,039
133	Nanometrics, Inc. (a)	3,564
66	Xperi Corp.	1,390

		24,316

	Software — 1.2%
4	Aspen Technology, Inc. (a)	339
67	Fair Isaac Corp. (a)	11,365
255	Progress Software Corp.	9,809
94	TiVo Corp.	1,279

		22,792

	Total Information Technology	166,755

	Materials — 4.9%
	Chemicals — 1.1%
95	American Vanguard Corp.	1,923
163	FutureFuel Corp.	1,956
21	Innophos Holdings, Inc.	828
101	Minerals Technologies, Inc.	6,789
161	Rayonier Advanced Materials, Inc.	3,465
48	Trinseo SA	3,562
72	Tronox Ltd., Class A	1,324

		19,847

	Containers & Packaging — 0.3%
355	Graphic Packaging Holding Co.	5,441
53	Myers Industries, Inc.	1,119

		6,560

	Metals & Mining — 2.4%
199	Carpenter Technology Corp.	8,758
233	Cleveland-Cliffs, Inc. (a)	1,617
105	Kaiser Aluminum Corp.	10,544
104	Schnitzer Steel Industries, Inc., Class A	3,361
849	SunCoke Energy, Inc. (a)	9,137
96	Warrior Met Coal, Inc.	2,686
226	Worthington Industries, Inc.	9,696

		45,799

	Paper & Forest Products — 1.1%
96	Domtar Corp.	4,071
120	Louisiana-Pacific Corp.	3,455
219	Schweitzer-Mauduit International, Inc.	8,558
225	Verso Corp., Class A (a)	3,796

		19,880

	Total Materials	92,086

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate — 8.8%
	Equity Real Estate Investment Trusts (REITs) — 8.7%
193	Alexander & Baldwin, Inc.	4,456
88	American Assets Trust, Inc.	2,944
190	Apartment Investment & Management Co., Class A	7,743
285	Ashford Hospitality Prime, Inc.	2,767
864	Ashford Hospitality Trust, Inc.	5,578
349	CBL & Associates Properties, Inc.	1,456
265	Cedar Realty Trust, Inc.	1,044
73	CorEnergy Infrastructure Trust, Inc.	2,744
80	CoreSite Realty Corp.	8,031
178	DCT Industrial Trust, Inc.	10,024
849	DiamondRock Hospitality Co.	8,861
64	EPR Properties	3,529
122	First Industrial Realty Trust, Inc.	3,552
237	Franklin Street Properties Corp.	1,996
141	Getty Realty Corp.	3,554
71	Gladstone Commercial Corp.	1,223
440	Government Properties Income Trust	6,013
66	Hersha Hospitality Trust	1,183
29	Highwoods Properties, Inc.	1,258
154	Hospitality Properties Trust	3,892
389	InfraREIT, Inc.	7,564
368	Investors Real Estate Trust	1,911
117	Kite Realty Group Trust	1,787
77	LaSalle Hotel Properties	2,219
95	LTC Properties, Inc.	3,618
123	Mack-Cali Realty Corp.	2,052
321	Pebblebrook Hotel Trust	11,033
429	Pennsylvania REIT	4,137
177	PotlatchDeltic Corp.	9,213
192	Preferred Apartment Communities, Inc., Class A	2,718
62	PS Business Parks, Inc.	7,031
498	RLJ Lodging Trust	9,676
11	Saul Centers, Inc.	581
485	Sunstone Hotel Investors, Inc.	7,388
13	Taubman Centers, Inc.	751
75	Urstadt Biddle Properties, Inc., Class A	1,448
631	Washington Prime Group, Inc.	4,210
9	Washington REIT	243
191	Xenia Hotels & Resorts, Inc.	3,769

		163,197

	Real Estate Management & Development — 0.1%
42	St Joe Co. (The) (a)	782

	Total Real Estate	163,979

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
678	Consolidated Communications Holdings, Inc.	7,432
838	Intelsat SA (a)	3,151
2,514	Windstream Holdings, Inc.	3,544

	Total Telecommunication Services	14,127

	Utilities — 6.1%
	Electric Utilities — 1.4%
249	El Paso Electric Co.	12,694
319	Portland General Electric Co.	12,927
91	Spark Energy, Inc., Class A	1,076

		26,697

	Gas Utilities — 1.7%
216	Northwest Natural Gas Co.	12,447
145	Southwest Gas Holdings, Inc. (a)	9,833
121	Spire, Inc.	8,770

		31,050

	Independent Power and Renewable Electricity Producers — 1.3%
2,038	Atlantic Power Corp. (a)	4,279
1,093	Dynegy, Inc. (a)	14,780
268	Pattern Energy Group, Inc., Class A	4,627

		23,686

	Multi-Utilities — 1.1%
240	Avista Corp.	12,290
127	NorthWestern Corp.	6,822
50	Unitil Corp.	2,325

		21,437

	Water Utilities — 0.6%
137	American States Water Co.	7,274
108	California Water Service Group	4,012

		11,286

	Total Utilities	114,156

	Total Common Stocks (Cost $1,425,441)	1,822,216

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
3	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $—)	—

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.5%
	Investment Company — 2.5%
46,259	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $46,259)	46,259

	Total Investments — 99.9% (Cost $1,471,700)	1,868,475
	Other Assets in Excess of Liabilities — 0.1%	952

	NET ASSETS — 100.0%	$1,869,427

Percentages indicated are based on net assets.

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	571	06/2018	USD	43,716	307

					307

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of March 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,868,475	$—	$—	(b)	$1,868,475

Appreciation in Other Financial Instruments
Futures Contracts (a)	$307	$—	$—		$307

(a)	Portfolio holdings designated in level 1 and level 3 are disclosed individually on the SOIs. Level 3 consists of a warrants. Please refer to the SOIs for industry specifics of portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2018.

[INSERT— JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Intrepid Mid Cap Fund, JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth & Income Fund, JPMorgan Investor Growth Fund, JPMorgan Large Cap Growth Fund, JPMorgan Large Cap Value Fund, JPMorgan Market Expansion Enhanced Index Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan Small Cap Value Fund for quarter ending March 31, 2018]

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 23, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 23, 2018